UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.5%)
Abercrombie & Fitch Co. Cl A	80	2,714
Amazon.com, Inc.*	340	86,469
Apollo Group, Inc.*	95	2,760
AutoNation, Inc.*	35	1,528
AutoZone, Inc.*	33	12,199
Bed Bath & Beyond, Inc.*	250	15,750
Best Buy Co., Inc.	255	4,383
Big Lots, Inc.*	57	1,686
BorgWarner, Inc.*	114	7,879
Cablevision Systems Corp. Cl A	207	3,281
CarMax, Inc.*	232	6,566
Carnival Corp.	423	15,414
CBS Corp. Cl B	547	19,873
Chipotle Mexican Grill, Inc.*	29	9,209
Coach, Inc.	292	16,358
Comcast Corp. Cl A	2,422	86,635
D.R. Horton, Inc.	254	5,243
Darden Restaurants, Inc.	113	6,300
DIRECTV*	602	31,581
Discovery Communications, Inc. Cl A*	225	13,417
Disney (Walt) Co.	1,648	86,157
Dollar Tree, Inc.*	207	9,993
Expedia, Inc.	82	4,743
Family Dollar Stores, Inc.	90	5,967
Ford Motor Co.	3,595	35,447
Fossil, Inc.*	53	4,489
GameStop Corp. Cl A	117	2,457
Gannett Co., Inc.	204	3,621
Gap, Inc.	268	9,589
Genuine Parts Co.	146	8,910
Goodyear Tire & Rubber Co.*	242	2,950
H&R Block, Inc.	252	4,367
Harley-Davidson, Inc.	226	9,576
Harman Int’l. Industries, Inc.	64	2,954
Hasbro, Inc.	113	4,313
Home Depot, Inc.	1,399	84,458
International Game Technology	258	3,377
Interpublic Group of Cos., Inc.	402	4,470
Johnson Controls, Inc.	654	17,920
Kohl’s Corp.	203	10,398
Leggett & Platt, Inc.	131	3,282
Lennar Corp. Cl A	150	5,216
Limited Brands, Inc.	215	10,591
Lowe’s Cos., Inc.	1,048	31,692
Macy’s, Inc.	378	14,220
Marriott International, Inc. Cl A	242	9,462
Mattel, Inc.	319	11,318
McDonald’s Corp.	922	84,594
McGraw-Hill Cos., Inc.	257	14,030
Netflix, Inc.*	54	2,940
Newell Rubbermaid, Inc.	275	5,250
News Corp. Cl A	1,871	45,896
NIKE, Inc. Cl B	343	32,554
Nordstrom, Inc.	144	7,946
O’Reilly Automotive, Inc.*	106	8,864
Omnicom Group, Inc.	249	12,838

Penney (J.C.) Co., Inc.	146	3,546
Priceline.com, Inc.*	47	29,080
Pulte Homes, Inc.*	304	4,712
Ralph Lauren Corp.	59	8,923
Ross Stores, Inc.	214	13,824
Scripps Networks Interactive, Inc. Cl A	81	4,960
Staples, Inc.	632	7,281
Starbucks Corp.	696	35,322
Starwood Hotels & Resorts	191	11,070
Target Corp.	602	38,209
Tiffany & Co.	114	7,054
Time Warner Cable, Inc.	280	26,617
Time Warner, Inc.	853	38,666
TJX Cos., Inc.	707	31,667
TripAdvisor, Inc.*	107	3,524
Urban Outfitters, Inc.*	104	3,906
V.F. Corp.	84	13,386
Viacom, Inc. Cl B	424	22,722
Washington Post Co. Cl B	4	1,452
Whirlpool Corp.	70	5,804
Wyndham Worldwide Corp.	133	6,980
Wynn Resorts Ltd.	74	8,543
Yum! Brands, Inc.	412	27,332
		1,320,674
CONSUMER STAPLES (6.3%)
Altria Group, Inc.	1,846	61,638
Archer-Daniels-Midland Co.	617	16,770
Avon Products, Inc.	405	6,460
Beam, Inc.	150	8,631
Brown-Forman Corp. Cl B	140	9,135
Campbell Soup Co.	165	5,745
Clorox Co.	119	8,574
Coca-Cola Co.	3,601	136,586
Coca-Cola Enterprises, Inc.	256	8,005
Colgate-Palmolive Co.	405	43,424
ConAgra Foods, Inc.	352	9,712
Constellation Brands, Inc. Cl A*	130	4,206
Costco Wholesale Corp.	399	39,950
CVS Caremark Corp.	1,164	56,361
Dean Foods Co.*	176	2,878
Dr. Pepper Snapple Group, Inc.	196	8,728
Estee Lauder Cos., Inc. Cl A	221	13,607
General Mills, Inc.	585	23,312
Heinz (H.J.) Co.	298	16,673
Hershey Co.	138	9,783
Hormel Foods Corp.	123	3,597
J.M. Smucker Co.	102	8,806
Kellogg Co.	225	11,624
Kimberly-Clark Corp.	357	30,623
Kraft Foods, Inc. Cl A*	1,581	65,374
Kroger Co.	509	11,982
Lorillard, Inc.	115	13,392
McCormick & Co., Inc.	123	7,631
Mead Johnson Nutrition Co.	186	13,630
Molson Coors Brewing Co. Cl B	146	6,577
Monster Beverage Corp.*	141	7,637
PepsiCo, Inc.	1,443	102,121
Philip Morris Int’l., Inc.	1,522	136,889
Proctor & Gamble Co.	2,551	176,937
Reynolds American, Inc.	305	13,219

Safeway, Inc.	234	3,765
Sysco Corp.	539	16,855
Tyson Foods, Inc. Cl A	271	4,341
Wal-Mart Stores, Inc.	1,559	115,054
Walgreen Co.	817	29,771
Whole Foods Market, Inc.	157	15,292
		1,285,295
ENERGY (6.8%)
Alpha Natural Resources, Inc.*	246	1,616
Anadarko Petroleum Corp.	488	34,121
Apache Corp.	383	33,118
Baker Hughes, Inc.	439	19,856
Cabot Oil & Gas Corp.	200	8,980
Cameron International Corp.*	235	13,176
Chesapeake Energy Corp.	514	9,699
Chevron Corp.	1,825	212,721
ConocoPhillips	1,152	65,871
CONSOL Energy, Inc.	224	6,731
Denbury Resources, Inc.*	371	5,995
Devon Energy Corp.	367	22,204
Diamond Offshore Drilling, Inc.	65	4,278
Ensco PLC Cl A	216	11,785
EOG Resources, Inc.	261	29,245
EQT Corp.	143	8,437
Exxon Mobil Corp.	4,319	394,968
FMC Technologies, Inc.*	229	10,603
Halliburton Co.	898	30,254
Helmerich & Payne, Inc.	104	4,951
Hess Corp.	277	14,880
Kinder Morgan, Inc.	541	19,216
Marathon Oil Corp.	667	19,723
Marathon Petroleum Corp.	327	17,851
Murphy Oil Corp.	176	9,449
Nabors Industries Ltd.*	296	4,153
National Oilwell Varco, Inc.	414	33,166
Newfield Exploration Co.*	136	4,260
Noble Drilling Corp.	242	8,659
Noble Energy, Inc.	172	15,946
Occidental Petroleum Corp.	797	68,590
Peabody Energy Corp.	268	5,974
Phillips 66	588	27,266
Pioneer Natural Resources Co.	122	12,737
QEP Resources, Inc.	173	5,477
Range Resources Corp.	153	10,690
Rowan Companies PLC Cl A*	119	4,019
Schlumberger Ltd.	1,290	93,306
Southwestern Energy Co.*	340	11,825
Spectra Energy Corp.	605	17,763
Sunoco, Inc.	98	4,589
Tesoro Corp.	129	5,405
Valero Energy Corp.	542	17,171
Williams Cos., Inc.	598	20,912
WPX Energy, Inc.*	191	3,169
		1,384,805
FINANCIALS (8.8%)
ACE Ltd.	321	24,268
Aflac, Inc.	448	21,450
Allstate Corp.	449	17,785
American Express Co.	936	53,221
American Int’l. Group, Inc.*	1,138	37,315

American Tower Corp.	370	26,414
Ameriprise Financial, Inc.	201	11,395
Aon PLC*	303	15,844
Apartment Investment & Management Co. Cl A	141	3,665
Assurant, Inc.	77	2,872
AvalonBay Communities, Inc.	91	12,375
Bank of America Corp.	10,434	92,132
Bank of New York Mellon Corp.	1,110	25,108
BB&T Corp.	662	21,952
Berkshire Hathaway, Inc. Cl B*	1,695	149,499
BlackRock, Inc.	119	21,218
Boston Properties, Inc.	144	15,928
Capital One Financial Corp.	559	31,869
CBRE Group, Inc.*	295	5,431
Charles Schwab Corp.	1,103	14,107
Chubb Corp.	249	18,994
Cincinnati Financial Corp.	139	5,267
Citigroup, Inc.	2,817	92,172
CME Group, Inc.	290	16,617
Comerica, Inc.	189	5,868
Discover Financial Svcs.	487	19,349
E*Trade Financial Corp.*	256	2,255
Equity Residential	294	16,914
Federated Investors, Inc. Cl B	87	1,800
Fifth Third Bancorp	868	13,463
First Horizon National Corp.	239	2,302
Franklin Resources, Inc.	131	16,384
Genworth Financial, Inc. Cl A*	498	2,605
Goldman Sachs Group, Inc.	433	49,223
Hartford Financial Svcs. Group, Inc.	426	8,281
HCP, Inc.	412	18,326
Health Care REIT, Inc.	218	12,590
Host Hotels & Resorts, Inc.	701	11,251
Hudson City Bancorp, Inc.	447	3,558
Huntington Bancshares, Inc.	824	5,686
IntercontinentalExchange, Inc.*	69	9,205
Invesco Ltd.	420	10,496
JPMorgan Chase & Co.	3,593	145,445
KeyCorp	889	7,770
Kimco Realty Corp.	385	7,804
Legg Mason, Inc.	118	2,912
Leucadia National Corp.	187	4,254
Lincoln National Corp.	271	6,555
Loews Corp.	299	12,337
M&T Bank Corp.	113	10,753
Marsh & McLennan Cos., Inc.	512	17,372
MetLife, Inc.	1,030	35,494
Moody’s Corp.	172	7,597
Morgan Stanley	1,368	22,900
Nasdaq OMX Group, Inc.	114	2,656
Northern Trust Corp.	209	9,701
NYSE Euronext	240	5,916
People’s United Financial, Inc.	340	4,128
Plum Creek Timber Co., Inc.	147	6,444
PNC Financial Svcs. Grp., Inc.	497	31,361
Principal Financial Grp., Inc.	272	7,328
Progressive Corp.	515	10,681
ProLogis, Inc.	450	15,764
Prudential Financial, Inc.	447	24,366
Public Storage	141	19,623

Regions Financial Corp.	1,328	9,575
Simon Property Group, Inc.	295	44,784
SLM Corp.	449	7,058
State Street Corp.	447	18,756
SunTrust Banks, Inc.	523	14,785
T. Rowe Price Group, Inc.	242	15,319
Torchmark Corp.	90	4,622
Travelers Cos., Inc.	359	24,505
U.S. Bancorp	1,814	62,220
Unum Group	274	5,266
Ventas, Inc.	286	17,804
Vornado Realty Trust	162	13,130
Wells Fargo & Co.	4,728	163,258
Weyerhaeuser Co.	512	13,384
XL Group PLC	291	6,993
Zions Bancorporation	174	3,594
		1,790,668
HEALTH CARE (6.9%)
Abbott Laboratories	1,429	97,972
Aetna, Inc.	309	12,236
Agilent Technologies, Inc.	329	12,650
Alexion Pharmaceuticals, Inc.*	174	19,906
Allergan, Inc.	280	25,642
AmerisourceBergen Corp.	226	8,748
Amgen, Inc.	708	59,699
Bard (C.R.), Inc.	71	7,430
Baxter International, Inc.	507	30,552
Becton, Dickinson & Co.	186	14,612
Biogen Idec, Inc.*	219	32,681
Boston Scientific Corp.*	1,332	7,646
Bristol-Myers Squibb Co.	1,555	52,481
Cardinal Health, Inc.	317	12,353
CareFusion Corp.*	202	5,735
Celgene Corp.*	396	30,254
Cerner Corp.*	132	10,218
CIGNA Corp.	274	12,925
Coventry Health Care, Inc.	125	5,211
Covidien PLC	443	26,323
DaVita, Inc.*	78	8,082
DENTSPLY International, Inc.	135	5,149
Edwards Lifesciences Corp.*	107	11,489
Express Scripts Hldg. Co.*	753	47,191
Forest Laboratories, Inc.*	213	7,585
Gilead Sciences, Inc.*	646	42,849
Hospira, Inc.*	154	5,054
Humana, Inc.	154	10,803
Intuitive Surgical, Inc.*	37	18,338
Johnson & Johnson	2,546	175,445
Laboratory Corp. of America Hldgs.*	90	8,322
Life Technologies Corp.*	161	7,870
Lilly (Eli) & Co.	935	44,328
McKesson Corp.	221	19,013
Medtronic, Inc.	947	40,835
Merck & Co., Inc.	2,748	123,935
Mylan, Inc.*	375	9,150
Patterson Cos., Inc.	78	2,671
PerkinElmer, Inc.	107	3,153
Perrigo Co.	79	9,177
Pfizer, Inc.	6,736	167,390
Quest Diagnostics, Inc.	144	9,134

St. Jude Medical, Inc.	286	12,049
Stryker Corp.	270	15,028
Tenet Healthcare Corp.*	359	2,251
Thermo Fisher Scientific, Inc.	346	20,355
UnitedHealth Group, Inc.	940	52,085
Varian Medical Systems, Inc.*	104	6,273
Waters Corp.*	82	6,833
Watson Pharmaceuticals, Inc.*	116	9,879
WellPoint, Inc.	300	17,403
Zimmer Hldgs., Inc.	161	10,887
		1,415,280
INDUSTRIALS (5.8%)
3M Co.	599	55,360
Avery Dennison Corp.	98	3,118
Boeing Co.	643	44,766
Caterpillar, Inc.	620	53,345
Cintas Corp.	103	4,269
Cooper Industries PLC	148	11,109
CSX Corp.	1,046	21,705
Cummins, Inc.	175	16,137
Danaher Corp.	544	30,002
Deere & Co.	366	30,191
Donnelley (R.R.) & Sons Co.	173	1,834
Dover Corp.	173	10,292
Dun & Bradstreet Corp.	43	3,424
Eaton Corp.	313	14,792
Emerson Electric Co.	674	32,534
Equifax, Inc.	112	5,217
Expeditors Int’l. of Wash.	207	7,527
Fastenal Co.	253	10,876
FedEx Corp.	290	24,540
Flowserve Corp.	48	6,132
Fluor Corp.	158	8,892
General Dynamics Corp.	311	20,563
General Electric Co.	9,645	219,033
Grainger (W.W.), Inc.	57	11,877
Honeywell International, Inc.	731	43,677
Illinois Tool Works, Inc.	406	24,145
Ingersoll-Rand PLC	263	11,788
Iron Mountain, Inc.	139	4,741
Jacobs Engineering Group, Inc.*	122	4,932
Joy Global, Inc.	102	5,718
L-3 Communications Hldgs., Inc.	90	6,454
Lockheed Martin Corp.	254	23,719
Masco Corp.	327	4,921
Norfolk Southern Corp.	339	21,571
Northrop Grumman Corp.	228	15,146
PACCAR, Inc.	342	13,689
Pall Corp.	108	6,857
Parker Hannifin Corp.	141	11,785
Pitney Bowes, Inc.	199	2,750
Precision Castparts Corp.	135	22,051
Quanta Services, Inc.*	206	5,088
Raytheon Co.	307	17,548
Republic Services, Inc.	285	7,840
Robert Half Int’l., Inc.	136	3,622
Robinson (C.H.) Worldwide, Inc.	150	8,783
Rockwell Automation, Inc.	130	9,042
Rockwell Collins, Inc.	133	7,134
Roper Industries, Inc.	89	9,780

Ryder System, Inc.	51	1,992
Snap-on, Inc.	55	3,953
Southwest Airlines Co.	706	6,192
Stanley Black & Decker, Inc.	156	11,895
Stericycle, Inc.*	82	7,423
Textron, Inc.	270	7,066
Tyco International Ltd.	423	23,798
Union Pacific Corp.	471	55,908
United Parcel Service, Inc. Cl B	686	49,097
United Technologies Corp.	796	62,319
Waste Management, Inc.	424	13,602
Xylem, Inc.	173	4,351
		1,187,912
INFORMATION TECHNOLOGY (11.8%)
Accenture Ltd. Cl A	598	41,878
Adobe Systems, Inc.*	454	14,737
Advanced Micro Devices, Inc.*	607	2,046
Akamai Technologies, Inc.*	166	6,351
Altera Corp.	308	10,467
Amphenol Corp. Cl A	153	9,009
Analog Devices, Inc.	286	11,208
Apple, Inc.	859	573,171
Applied Materials, Inc.	1,212	13,532
Autodesk, Inc.*	211	7,041
Automatic Data Processing, Inc.	449	26,338
BMC Software, Inc.*	138	5,726
Broadcom Corp. Cl A	479	16,564
CA, Inc.	325	8,374
Cisco Systems, Inc.	5,077	96,920
Citrix Systems, Inc.*	175	13,400
Cognizant Technology Solutions*	287	20,067
Computer Sciences Corp.	152	4,896
Corning, Inc.	1,378	18,121
Dell, Inc.	1,415	13,952
eBay, Inc.*	1,089	52,718
Electronic Arts, Inc.*	326	4,137
EMC Corp.*	1,950	53,177
F5 Networks, Inc.*	71	7,434
Fidelity Nat’l. Information Svcs., Inc.	227	7,087
First Solar, Inc.*	65	1,439
Fiserv, Inc.*	123	9,106
FLIR Systems, Inc.	141	2,816
Google, Inc. Cl A*	239	180,326
Harris Corp.	104	5,327
Hewlett-Packard Co.	1,901	32,431
Int’l. Business Machines Corp.	1,001	207,657
Intel Corp.	4,722	107,095
Intuit, Inc.	265	15,603
Jabil Circuit, Inc.	183	3,426
JDS Uniphase Corp.*	220	2,725
Juniper Networks, Inc.*	514	8,795
KLA-Tencor Corp.	171	8,158
Lam Research Corp.*	178	5,658
Linear Technology Corp.	219	6,975
LSI Corp.*	557	3,849
MasterCard, Inc. Cl A	99	44,697
Microchip Technology, Inc.	182	5,959
Micron Technology, Inc.*	1,001	5,991
Microsoft Corp.	7,031	209,383
Molex, Inc.	130	3,416

Motorola Solutions, Inc.	261	13,194
NetApp, Inc.*	341	11,212
NVIDIA Corp.*	588	7,844
Oracle Corp.	3,618	113,931
Paychex, Inc.	300	9,987
QUALCOMM, Inc.	1,600	99,984
Red Hat, Inc.*	187	10,648
SAIC, Inc.	273	3,287
Salesforce.com, inc.*	122	18,628
SanDisk Corp.*	226	9,815
Seagate Technology PLC	329	10,199
Symantec Corp.*	668	12,024
TE Connectivity Ltd.	414	14,080
Teradata Corp.*	153	11,538
Teradyne, Inc.*	196	2,787
Texas Instruments, Inc.	1,079	29,726
Total System Services, Inc.	148	3,508
VeriSign, Inc.*	146	7,109
Visa, Inc. Cl A	485	65,126
Western Digital Corp.	216	8,366
Western Union Co.	574	10,458
Xerox Corp.	1,235	9,065
Xilinx, Inc.	246	8,219
Yahoo!, Inc.*	975	15,576
		2,415,494
MATERIALS (2.1%)
Air Products & Chemicals, Inc.	200	16,540
Airgas, Inc.	62	5,103
Alcoa, Inc.	1,070	9,470
Allegheny Technologies, Inc.	110	3,509
Ball Corp.	146	6,177
Bemis Co., Inc.	96	3,021
CF Industries Hldgs., Inc.	60	13,334
Cliffs Natural Resources, Inc.	147	5,752
Dow Chemical Co.	1,184	34,289
Du Pont (E.I.) de Nemours & Co.	882	44,338
Eastman Chemical Co.	146	8,323
Ecolab, Inc.	247	16,008
FMC Corp.	129	7,144
Freeport-McMoRan Copper & Gold, Inc.	927	36,691
Int’l. Flavors & Fragrances, Inc.	75	4,469
International Paper Co.	408	14,819
LyondellBasell Industries N.V. Cl A	321	16,583
MeadWestvaco Corp.	163	4,988
Monsanto Co.	487	44,327
Newmont Mining Corp.	469	26,269
Nucor Corp.	306	11,708
Owens-Illinois, Inc.*	160	3,002
PPG Industries, Inc.	145	16,652
Praxair, Inc.	278	28,879
Sealed Air Corp.	161	2,489
Sherwin-Williams Co.	77	11,466
Sigma-Aldrich Corp.	113	8,133
The Mosaic Co.	261	15,036
Titanium Metals Corp.	71	911
United States Steel Corp.	150	2,861
Vulcan Materials Co.	122	5,771
		428,062
TELECOMMUNICATION SERVICES (1.9%)
AT&T, Inc.	5,214	196,568

CenturyLink, Inc.	579	23,392
Crown Castle International Corp.*	263	16,858
Frontier Communications Corp.	888	4,351
MetroPCS Communications, Inc.*	265	3,103
Sprint Nextel Corp.*	2,660	14,683
Verizon Communications, Inc.	2,589	117,981
Windstream Corp.	539	5,449
		382,385
UTILITIES (2.1%)
AES Corp.*	603	6,615
AGL Resources, Inc.	110	4,500
Ameren Corp.	226	7,383
American Electric Power Co., Inc.	450	19,773
CenterPoint Energy, Inc.	398	8,477
CMS Energy Corp.	248	5,840
Consolidated Edison, Inc.	277	16,590
Dominion Resources, Inc.	537	28,429
DTE Energy Co.	161	9,650
Duke Energy Corp.	662	42,898
Edison International	303	13,844
Entergy Corp.	167	11,573
Exelon Corp.	811	28,855
FirstEnergy Corp.	387	17,067
Integrys Energy Group, Inc.	74	3,863
NextEra Energy, Inc.	391	27,499
NiSource, Inc.	267	6,803
Northeast Utilities	296	11,316
NRG Energy, Inc.	217	4,642
ONEOK, Inc.	191	9,227
Pepco Hldgs., Inc.	215	4,064
PG&E Corp.	406	17,324
Pinnacle West Capital Corp.	104	5,491
PPL Corp.	551	16,007
Public Svc. Enterprise Group, Inc.	476	15,318
SCANA Corp.	123	5,937
Sempra Energy	214	13,801
Southern Co.	813	37,471
TECO Energy, Inc.	190	3,371
Wisconsin Energy Corp.	219	8,250
Xcel Energy, Inc.	469	12,996
		424,874
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $10,482,769) 59.0%		12,035,449

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.1%)
U.S. Treasury Bill	AA+	0.06	10/11/12	30,000	29,999
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $29,999) 0.1%					29,999

TOTAL INDEXED ASSETS (Cost: $10,512,768) 59.2%					12,065,448

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (3.8%)

Abercrombie & Fitch Co. Cl A	225	7,632
AFC Enterprises, Inc.*	1,243	30,578
Amazon.com, Inc.*	238	60,528
American Axle & Mfg. Hldgs., Inc.*	1,769	19,937
ANN, Inc.*	496	18,714
Bally Technologies, Inc.*	250	12,348
Bassett Furniture Industries, Inc.	1,727	21,501
bebe stores, inc.	1,770	8,496
BorgWarner, Inc.*	135	9,330
Brunswick Corp.	561	12,695
Cinemark Hldgs., Inc.	450	10,094
Darden Restaurants, Inc.	351	19,568
Denny’s Corp.*	4,251	20,617
Discovery Communications, Inc. Cl A*	318	18,962
Disney (Walt) Co.	943	49,300
Express, Inc.*	860	12,745
Ford Motor Co.	1,774	17,492
Hibbett Sports, Inc.*	150	8,918
HSN, Inc.	471	23,103
Johnson Controls, Inc.	347	9,508
Macy’s, Inc.	646	24,303
Maidenform Brands, Inc.*	943	19,313
Monro Muffler Brake, Inc.	503	17,701
Pep Boys - Manny, Moe & Jack	1,796	18,283
Red Robin Gourmet Burgers, Inc.*	325	10,582
Rent-A-Center, Inc.	498	17,470
Shutterfly, Inc.*	912	28,382
Starbucks Corp.	1,392	70,644
Steiner Leisure Ltd.*	221	10,288
Steve Madden Ltd.*	330	14,428
Target Corp.	262	16,629
Time Warner Cable, Inc.	353	33,556
Time Warner, Inc.	594	26,926
Urban Outfitters, Inc.*	425	15,963
Viacom, Inc. Cl B	426	22,829
WMS Industries, Inc.*	400	6,552
Wolverine World Wide, Inc.	528	23,427
		769,342
CONSUMER STAPLES (2.9%)
Avon Products, Inc.	1,207	19,252
Colgate-Palmolive Co.	292	31,308
Constellation Brands, Inc. Cl A*	835	27,012
Darling International, Inc.*	703	12,858
Estee Lauder Cos., Inc. Cl A	339	20,872
Farmer Brothers Co.*	780	7,418
Hain Celestial Group, Inc.*	287	18,081
J.M. Smucker Co.	381	32,892
Kraft Foods, Inc. Cl A*	856	35,396
PepsiCo, Inc.	649	45,930
Philip Morris Int’l., Inc.	884	79,507
Post Hldgs., Inc.*	175	5,261
Prestige Brands Hldgs., Inc.*	1,116	18,927
Proctor & Gamble Co.	885	61,384
Susser Hldgs. Corp.*	465	16,819
The Pantry, Inc.*	1,102	16,034
TreeHouse Foods, Inc.*	165	8,663
Tyson Foods, Inc. Cl A	1,605	25,712
Vector Group Ltd.	1,147	19,022
Wal-Mart Stores, Inc.	1,159	85,534
		587,882

ENERGY (3.3%)
Anadarko Petroleum Corp.	454	31,744
Apache Corp.	311	26,892
Berry Petroleum Co. Cl A	345	14,017
Chevron Corp.	413	48,139
Endeavour International Corp.*	1,606	15,530
Energy XXI (Bermuda) Ltd.	1,626	56,829
EOG Resources, Inc.	223	24,987
Exxon Mobil Corp.	1,680	153,636
Gasco Energy, Inc.*	18,134	2,629
Halliburton Co.	1,036	34,903
Hess Corp.	301	16,170
Lufkin Industries, Inc.	158	8,504
McMoRan Exploration Co.*	7,670	90,122
National Oilwell Varco, Inc.	467	37,411
Noble Energy, Inc.	399	36,991
Occidental Petroleum Corp.	490	42,169
Range Resources Corp.	262	18,306
Saratoga Resources, Inc.*	2,965	16,248
Steel Excel, Inc.*	187	4,722
		679,949
FINANCIALS (7.2%)
American Assets Trust, Inc.	380	10,180
American Int’l. Group, Inc.*	481	15,772
American Tower Corp.	715	51,044
Aon PLC*	302	15,792
Ashford Hospitality Trust, Inc.	991	8,324
Aspen Insurance Hldgs. Ltd.	371	11,312
Associated Estates Realty Corp.	1,283	19,451
BancFirst Corp.	240	10,310
Bank of America Corp.	3,464	30,587
Bank of Marin Bancorp	160	6,802
Banner Corp.	275	7,453
BB&T Corp.	957	31,734
Berkshire Hathaway, Inc. Cl B*	394	34,751
Brookline Bancorp, Inc.	1,656	14,606
Bryn Mawr Bank Corp.	478	10,726
Capital One Financial Corp.	933	53,190
Cash America Int’l., Inc.	361	13,924
Chesapeake Lodging Trust	1,254	24,917
Citigroup, Inc.	912	29,841
Colonial Properties Trust	1,584	33,343
Dime Community Bancshares	792	11,436
EastGroup Properties, Inc.	327	17,396
Ellington Financial LLC	1,350	30,807
Equity Lifestyle Properties, Inc.	366	24,932
FelCor Lodging Trust, Inc.*	3,049	14,452
First Interstate BancSytem, Inc.	731	10,936
Flushing Financial Corp.	219	3,460
Forest City Enterprises, Inc. Cl A*	1,242	19,686
Franklin Resources, Inc.	121	15,133
Glacier Bancorp, Inc.	887	13,819
Goldman Sachs Group, Inc.	321	36,491
Highwoods Properties, Inc.	539	17,582
IBERIABANK Corp.	203	9,297
Investors Bancorp, Inc.	830	15,139
iShares Russell 2000 Growth Index Fund	300	28,683
iShares Russell 2000 Index Fund	270	22,534
Janus Capital Group, Inc.	1,471	13,886
JPMorgan Chase & Co.	2,064	83,551

Marlin Business Svcs. Corp.	888	18,834
MB Financial, Inc.	588	11,613
Meadowbrook Insurance Group, Inc.	1,800	13,842
MetLife, Inc.	941	32,427
Mid-America Apt. Communities, Inc.	113	7,380
National Bank Hldgs. Corp. Cl A*	2,617	50,927
National Retail Pptys., Inc.	481	14,671
Northwest Bancshares, Inc.	1,999	24,448
Pennsylvania REIT	742	11,768
PHH Corp.*	657	13,370
PNC Financial Svcs. Grp., Inc.	409	25,808
ProAssurance Corp.	437	39,522
Prosperity Bancshares, Inc.	312	13,297
PS Business Parks, Inc.	160	10,691
S.Y. Bancorp, Inc.	895	21,175
Sabra Health Care REIT, Inc.	250	5,003
SeaBright Hldgs., Inc.	2,705	29,755
Select Income REIT	578	14,230
Signature Bank*	563	37,766
Simon Property Group, Inc.	337	51,160
Starwood Property Trust, Inc.	484	11,263
Stifel Financial Corp.*	403	13,541
SVB Financial Group*	322	19,468
Symetra Financial Corp.	1,704	20,959
Terreno Realty Corp.	430	6,794
UMB Financial Corp.	278	13,533
Urstadt Biddle Pptys., Inc. Cl A	427	8,638
Wells Fargo & Co.	2,548	87,982
West Coast Bancorp	480	10,810
Westamerica Bancorporation	238	11,198
		1,475,152
HEALTH CARE (4.8%)
Abbott Laboratories	266	18,237
Abiomed, Inc.*	429	9,005
Acorda Therapeutics, Inc.*	143	3,662
Alnylam Pharmaceuticals, Inc.*	597	11,218
AmerisourceBergen Corp.	143	5,536
BioScrip, Inc.*	1,375	12,526
BioSpecifics Technologies Corp.*	275	5,341
Bruker Corp.*	592	7,749
Cantel Medical Corp.	405	10,967
Capital Senior Living Corp.*	913	13,211
Cardinal Health, Inc.	134	5,222
Celgene Corp.*	437	33,387
Cepheid, Inc.*	169	5,832
Computer Programs & Systems, Inc.	353	19,609
Conceptus, Inc.*	1,729	35,116
Covidien PLC	354	21,035
Cubist Pharmaceuticals, Inc.*	448	21,361
Cyberonics, Inc.*	402	21,073
DexCom, Inc.*	1,036	15,571
Emergent Biosolutions, Inc.*	517	7,347
Endologix, Inc.*	469	6,482
Express Scripts Hldg. Co.*	329	20,618
Forest Laboratories, Inc.*	1,044	37,177
Gilead Sciences, Inc.*	632	41,921
Halozyme Therapeutics, Inc.*	322	2,434
Harvard Bioscience, Inc.*	1,700	7,191
HeartWare International, Inc.*	82	7,748
HMS Hldgs. Corp.*	624	20,860

Impax Laboratories, Inc.*	554	14,382
Insulet Corp.*	456	9,840
IPC The Hospitalist Co.*	202	9,231
Ironwood Pharmaceuticals, Inc.*	378	4,831
MAP Pharmaceuticals, Inc.*	241	3,752
McKesson Corp.	357	30,713
Medicines Co.*	604	15,590
Merck & Co., Inc.	1,447	65,260
MWI Veterinary Supply, Inc.*	67	7,148
Mylan, Inc.*	1,409	34,380
Neogen Corp.*	309	13,194
NPS Pharmaceuticals Inc*	1,440	13,320
NxStage Medical, Inc.*	702	9,273
Omeros Corp.*	400	3,760
OraSure Technologies, Inc.*	365	4,059
Orexigen Therapeutics, Inc.*	500	2,855
OSI Pharmaceuticals, Inc. - rights*	131	1
PAREXEL International Corp.*	678	20,855
Pfizer, Inc.	3,371	83,769
Pharmacyclics, Inc.*	211	13,610
Progenics Pharmaceuticals, Inc*	452	1,297
QLT, Inc.*	4,232	32,967
Quest Diagnostics, Inc.	94	5,962
Questcor Pharmaceuticals, Inc.*	693	12,821
Salix Pharmaceuticals Ltd.*	327	13,845
Seattle Genetics, Inc.*	465	12,532
St. Jude Medical, Inc.	360	15,167
Stryker Corp.	454	25,270
Synageva BioPharma Corp.*	75	4,007
The Advisory Board Co.*	350	16,741
UnitedHealth Group, Inc.	315	17,454
Vascular Solutions, Inc.*	622	9,212
VIVUS, Inc.*	260	4,633
WellCare Health Plans, Inc.*	190	10,745
		969,912
INDUSTRIALS (4.4%)
Actuant Corp. Cl A	737	21,093
Alaska Air Group, Inc.*	516	18,091
Astronics Corp.*	686	21,129
AZZ, Inc.	1,526	57,957
Boeing Co.	695	48,386
Caterpillar, Inc.	504	43,364
CIRCOR International, Inc.	220	8,305
Cummins, Inc.	353	32,550
Encore Wire Corp.	913	26,714
EnPro Industries, Inc.*	342	12,315
Expeditors Int’l. of Wash.	649	23,598
FedEx Corp.	354	29,955
General Electric Co.	4,086	92,793
Genesee & Wyoming, Inc. Cl A*	760	50,813
Healthcare Svcs. Group, Inc.	853	19,508
Hub Group, Inc. Cl A*	269	7,984
Insperity, Inc.	393	9,915
Kaydon Corp.	166	3,708
Miller Industries, Inc.	1,142	18,329
Mueller Industries, Inc.	852	38,740
Old Dominion Freight Line, Inc.*	2,013	60,713
On Assignment, Inc.*	1,002	19,960
Precision Castparts Corp.	277	45,245
Raven Industries, Inc.	930	27,370

Rexnord Corp.*	475	8,655
Robbins & Myers, Inc.	359	21,396
Roper Industries, Inc.	365	40,110
Smith (A.O.) Corp.	338	19,449
Sun Hydraulics Corp.	592	15,729
Teledyne Technologies, Inc.*	315	19,968
Union Pacific Corp.	248	29,438
		893,280
INFORMATION TECHNOLOGY (6.3%)
Adtran, Inc.	620	10,714
Altera Corp.	263	8,938
Apple, Inc.	341	227,531
Automatic Data Processing, Inc.	423	24,813
Brightcove, Inc.*	770	8,994
Broadcom Corp. Cl A	575	19,884
Cavium, Inc.*	470	15,665
Cirrus Logic, Inc.*	977	37,507
Cisco Systems, Inc.	947	18,078
Coherent, Inc.*	91	4,173
CommVault Systems, Inc.*	881	51,715
comScore, Inc.*	726	11,072
EMC Corp.*	1,042	28,415
Emulex Corp.*	945	6,813
Finisar Corp.*	931	13,313
Google, Inc. Cl A*	95	71,678
Harris Corp.	150	7,683
Heartland Payment Systems, Inc.	530	16,790
iGATE Corp.*	897	16,298
Imperva, Inc.*	449	16,609
Informatica Corp.*	653	22,731
Int’l. Business Machines Corp.	356	73,852
Jive Software, Inc.*	710	11,154
KLA-Tencor Corp.	277	13,214
Littelfuse, Inc.	107	6,050
LogMeIn, Inc.*	1,255	28,149
Mercury Computer Systems, Inc.*	739	7,848
Microsemi Corp.*	826	16,578
Microsoft Corp.	2,146	63,908
MKS Instruments, Inc.	298	7,596
Nanometrics, Inc.*	1,017	14,045
NetApp, Inc.*	125	4,110
Oracle Corp.	1,334	42,008
Parametric Technology Corp.*	1,083	23,609
Plantronics, Inc.	292	10,316
Plexus Corp.*	628	19,022
QLIK Technologies, Inc.*	225	5,042
QUALCOMM, Inc.	763	47,680
Responsys, Inc.*	1,707	17,462
Richardson Electronics Ltd.	2,321	27,550
Salesforce.com, inc.*	298	45,502
Semtech Corp.*	459	11,544
Sourcefire, Inc.*	512	25,103
Stratasys, Inc.*	150	8,160
Super Micro Computer, Inc.*	718	8,638
Take-Two Interactive Software, Inc.*	493	5,142
Teradyne, Inc.*	425	6,044
Texas Instruments, Inc.	624	17,191
TIBCO Software, Inc.*	1,480	44,740
TTM Technologies, Inc.*	893	8,421
Wright Express Corp.*	150	10,458

Yahoo!, Inc.*	734	11,726
		1,281,276
MATERIALS (2.2%)
Allied Nevada Gold Corp.*	394	15,390
Ball Corp.	559	23,651
Boise, Inc.	3,961	34,698
Buckeye Technologies, Inc.	424	13,593
CF Industries Hldgs., Inc.	101	22,446
Commercial Metals Co.	854	11,273
Copper Mountain Mining Corp.*	1,679	5,670
Crown Hldgs., Inc.*	810	29,768
CVR Partners LP	529	13,892
Dow Chemical Co.	753	21,807
Eastman Chemical Co.	811	46,235
FMC Corp.	330	18,275
Freeport-McMoRan Copper & Gold, Inc.	767	30,358
Innophos Hldgs., Inc.	959	46,502
Kaiser Aluminum Corp.	498	29,078
McEwen Mining, Inc.*	3,828	17,570
Silgan Hldgs., Inc.	1,284	55,867
TPC Group, Inc.*	319	13,018
		449,091
TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	2,095	78,982
CenturyLink, Inc.	463	18,705
Consolidated Comms. Hldgs., Inc.	1,321	22,708
FairPoint Communications, Inc.*	1	0
Frontier Communications Corp.	4,232	20,737
		141,132
UTILITIES (1.2%)
Ameren Corp.	202	6,599
Avista Corp.	832	21,416
Black Hills Corp.	400	14,228
Dominion Resources, Inc.	643	34,040
Edison International	373	17,042
Idacorp, Inc.	450	19,472
Northwest Natural Gas Co.	626	30,824
PNM Resources, Inc.	921	19,369
PPL Corp.	412	11,969
Public Svc. Enterprise Group, Inc.	725	23,331
Sempra Energy	339	21,862
UNS Energy Corp.	532	22,270
		242,422
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $6,187,801) 36.8%		7,489,438

ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.2%)
Energy XXI (Bermuda) Ltd., 7.25%	100	34,390
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.2%		34,390

TOTAL ACTIVE ASSETS (Cost: $6,197,801) 37.0%		7,523,828

TEMPORARY CASH INVESTMENTS (2) (Cost: $590,800) 2.9%		590,800

TOTAL INVESTMENTS (Cost: $17,301,369) 99.1%		20,180,076

OTHER NET ASSETS 0.9%	187,530

NET ASSETS 100.0%	$20,367,606

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.7%)
Abercrombie & Fitch Co. Cl A	412	13,975
Amazon.com, Inc.*	1,753	445,823
Apollo Group, Inc.*	487	14,147
AutoNation, Inc.*	180	7,861
AutoZone, Inc.*	170	62,844
Bed Bath & Beyond, Inc.*	1,283	80,829
Best Buy Co., Inc.	1,317	22,639
Big Lots, Inc.*	294	8,697
BorgWarner, Inc.*	586	40,498
Cablevision Systems Corp. Cl A	1,070	16,960
CarMax, Inc.*	1,196	33,847
Carnival Corp.	2,178	79,366
CBS Corp. Cl B	2,811	102,124
Chipotle Mexican Grill, Inc.*	151	47,949
Coach, Inc.	1,503	84,198
Comcast Corp. Cl A	12,498	447,053
D.R. Horton, Inc.	1,300	26,832
Darden Restaurants, Inc.	583	32,502
DIRECTV*	3,096	162,416
Discovery Communications, Inc. Cl A*	1,160	69,171
Disney (Walt) Co.	8,493	444,014
Dollar Tree, Inc.*	1,070	51,654
Expedia, Inc.	419	24,235
Family Dollar Stores, Inc.	462	30,631
Ford Motor Co.	18,522	182,627
Fossil, Inc.*	271	22,954
GameStop Corp. Cl A	603	12,663
Gannett Co., Inc.	1,049	18,620
Gap, Inc.	1,379	49,341
Genuine Parts Co.	754	46,017
Goodyear Tire & Rubber Co.*	1,227	14,957
H&R Block, Inc.	1,298	22,494
Harley-Davidson, Inc.	1,159	49,107
Harman Int’l. Industries, Inc.	327	15,094
Hasbro, Inc.	583	22,253
Home Depot, Inc.	7,204	434,905
International Game Technology	1,324	17,331
Interpublic Group of Cos., Inc.	2,072	23,041
Johnson Controls, Inc.	3,363	92,146
Kohl’s Corp.	1,042	53,371
Leggett & Platt, Inc.	674	16,884
Lennar Corp. Cl A	766	26,634
Limited Brands, Inc.	1,110	54,679
Lowe’s Cos., Inc.	5,396	163,175
Macy’s, Inc.	1,946	73,209
Marriott International, Inc. Cl A	1,245	48,680
Mattel, Inc.	1,650	58,542
McDonald’s Corp.	4,749	435,721
McGraw-Hill Cos., Inc.	1,323	72,223
Netflix, Inc.*	278	15,134
Newell Rubbermaid, Inc.	1,417	27,051
News Corp. Cl A	9,654	236,813
NIKE, Inc. Cl B	1,769	167,896

Nordstrom, Inc.	741	40,888
O’Reilly Automotive, Inc.*	544	45,489
Omnicom Group, Inc.	1,281	66,048
Penney (J.C.) Co., Inc.	753	18,290
Priceline.com, Inc.*	239	147,876
Pulte Homes, Inc.*	1,560	24,180
Ralph Lauren Corp.	305	46,125
Ross Stores, Inc.	1,101	71,125
Scripps Networks Interactive, Inc. Cl A	419	25,655
Staples, Inc.	3,258	37,532
Starbucks Corp.	3,588	182,091
Starwood Hotels & Resorts	979	56,743
Target Corp.	3,104	197,011
Tiffany & Co.	586	36,262
Time Warner Cable, Inc.	1,440	136,886
Time Warner, Inc.	4,394	199,180
TJX Cos., Inc.	3,644	163,215
TripAdvisor, Inc.*	547	18,013
Urban Outfitters, Inc.*	535	20,095
V.F. Corp.	434	69,162
Viacom, Inc. Cl B	2,181	116,880
Washington Post Co. Cl B	22	7,987
Whirlpool Corp.	361	29,931
Wyndham Worldwide Corp.	685	35,949
Wynn Resorts Ltd.	377	43,521
Yum! Brands, Inc.	2,119	140,574
		6,800,535
CONSUMER STAPLES (10.4%)
Altria Group, Inc.	9,510	317,539
Archer-Daniels-Midland Co.	3,185	86,568
Avon Products, Inc.	2,085	33,256
Beam, Inc.	774	44,536
Brown-Forman Corp. Cl B	721	47,045
Campbell Soup Co.	851	29,632
Clorox Co.	616	44,383
Coca-Cola Co.	18,510	702,084
Coca-Cola Enterprises, Inc.	1,319	41,245
Colgate-Palmolive Co.	2,087	223,768
ConAgra Foods, Inc.	1,811	49,965
Constellation Brands, Inc. Cl A*	674	21,804
Costco Wholesale Corp.	2,055	205,757
CVS Caremark Corp.	5,991	290,084
Dean Foods Co.*	904	14,780
Dr. Pepper Snapple Group, Inc.	1,012	45,064
Estee Lauder Cos., Inc. Cl A	1,139	70,128
General Mills, Inc.	3,016	120,188
Heinz (H.J.) Co.	1,535	85,883
Hershey Co.	713	50,545
Hormel Foods Corp.	635	18,567
J.M. Smucker Co.	524	45,237
Kellogg Co.	1,159	59,874
Kimberly-Clark Corp.	1,842	158,007
Kraft Foods, Inc. Cl A*	8,154	337,168
Kroger Co.	2,629	61,887
Lorillard, Inc.	593	69,055
McCormick & Co., Inc.	632	39,209
Mead Johnson Nutrition Co.	956	70,056

Molson Coors Brewing Co. Cl B	751	33,833
Monster Beverage Corp.*	727	39,374
PepsiCo, Inc.	7,443	526,741
Philip Morris Int’l., Inc.	7,862	707,108
Proctor & Gamble Co.	13,168	913,332
Reynolds American, Inc.	1,576	68,304
Safeway, Inc.	1,205	19,388
Sysco Corp.	2,778	86,868
Tyson Foods, Inc. Cl A	1,395	22,348
Wal-Mart Stores, Inc.	8,040	593,352
Walgreen Co.	4,206	153,267
Whole Foods Market, Inc.	810	78,894
		6,626,123
ENERGY (11.2%)
Alpha Natural Resources, Inc.*	1,259	8,272
Anadarko Petroleum Corp.	2,512	175,639
Apache Corp.	1,964	169,827
Baker Hughes, Inc.	2,263	102,355
Cabot Oil & Gas Corp.	1,027	46,112
Cameron International Corp.*	1,212	67,957
Chesapeake Energy Corp.	2,635	49,722
Chevron Corp.	9,387	1,094,149
ConocoPhillips	5,939	339,592
CONSOL Energy, Inc.	1,149	34,527
Denbury Resources, Inc.*	1,915	30,946
Devon Energy Corp.	1,883	113,922
Diamond Offshore Drilling, Inc.	334	21,981
Ensco PLC Cl A	1,115	60,834
EOG Resources, Inc.	1,339	150,035
EQT Corp.	736	43,424
Exxon Mobil Corp.	22,252	2,034,945
FMC Technologies, Inc.*	1,176	54,449
Halliburton Co.	4,632	156,052
Helmerich & Payne, Inc.	537	25,567
Hess Corp.	1,427	76,658
Kinder Morgan, Inc.	2,781	98,781
Marathon Oil Corp.	3,432	101,484
Marathon Petroleum Corp.	1,682	91,820
Murphy Oil Corp.	905	48,589
Nabors Industries Ltd.*	1,517	21,284
National Oilwell Varco, Inc.	2,131	170,714
Newfield Exploration Co.*	698	21,861
Noble Drilling Corp.	1,246	44,582
Noble Energy, Inc.	885	82,048
Occidental Petroleum Corp.	4,101	352,932
Peabody Energy Corp.	1,371	30,560
Phillips 66	3,022	140,130
Pioneer Natural Resources Co.	629	65,668
QEP Resources, Inc.	892	28,241
Range Resources Corp.	787	54,988
Rowan Companies PLC Cl A*	614	20,735
Schlumberger Ltd.	6,634	479,837
Southwestern Energy Co.*	1,753	60,969
Spectra Energy Corp.	3,118	91,544
Sunoco, Inc.	506	23,696
Tesoro Corp.	665	27,864
Valero Energy Corp.	2,788	88,324

Williams Cos., Inc.	3,079	107,673
WPX Energy, Inc.*	978	16,225
		7,127,514
FINANCIALS (14.6%)
ACE Ltd.	1,652	124,891
Aflac, Inc.	2,310	110,603
Allstate Corp.	2,309	91,459
American Express Co.	4,823	274,236
American Int’l. Group, Inc.*	5,866	192,346
American Tower Corp.	1,919	136,997
Ameriprise Financial, Inc.	1,034	58,617
Aon PLC*	1,564	81,782
Apartment Investment & Management Co. Cl A	732	19,025
Assurant, Inc.	397	14,808
AvalonBay Communities, Inc.	474	64,459
Bank of America Corp.	53,806	475,107
Bank of New York Mellon Corp.	5,714	129,251
BB&T Corp.	3,412	113,142
Berkshire Hathaway, Inc. Cl B*	8,743	771,133
BlackRock, Inc.	616	109,833
Boston Properties, Inc.	747	82,626
Capital One Financial Corp.	2,883	164,360
CBRE Group, Inc.*	1,522	28,020
Charles Schwab Corp.	5,672	72,545
Chubb Corp.	1,285	98,020
Cincinnati Financial Corp.	718	27,205
Citigroup, Inc.	14,537	475,651
CME Group, Inc.	1,496	85,721
Comerica, Inc.	971	30,150
Discover Financial Svcs.	2,510	99,722
E*Trade Financial Corp.*	1,316	11,594
Equity Residential	1,520	87,446
Federated Investors, Inc. Cl B	446	9,228
Fifth Third Bancorp	4,467	69,283
First Horizon National Corp.	1,229	11,835
Franklin Resources, Inc.	675	84,422
Genworth Financial, Inc. Cl A*	2,559	13,384
Goldman Sachs Group, Inc.	2,236	254,188
Hartford Financial Svcs. Group, Inc.	2,193	42,632
HCP, Inc.	2,131	94,787
Health Care REIT, Inc.	1,123	64,853
Host Hotels & Resorts, Inc.	3,617	58,053
Hudson City Bancorp, Inc.	2,303	18,332
Huntington Bancshares, Inc.	4,239	29,249
IntercontinentalExchange, Inc.*	354	47,227
Invesco Ltd.	2,162	54,028
JPMorgan Chase & Co.	18,549	750,864
KeyCorp	4,578	40,012
Kimco Realty Corp.	1,993	40,398
Legg Mason, Inc.	609	15,030
Leucadia National Corp.	968	22,022
Lincoln National Corp.	1,391	33,648
Loews Corp.	1,542	63,623
M&T Bank Corp.	579	55,098
Marsh & McLennan Cos., Inc.	2,636	89,439
MetLife, Inc.	5,300	182,638
Moody’s Corp.	885	39,090

Morgan Stanley	7,060	118,184
Nasdaq OMX Group, Inc.	587	13,674
Northern Trust Corp.	1,077	49,989
NYSE Euronext	1,236	30,467
People’s United Financial, Inc.	1,754	21,294
Plum Creek Timber Co., Inc.	759	33,275
PNC Financial Svcs. Grp., Inc.	2,561	161,599
Principal Financial Grp., Inc.	1,408	37,932
Progressive Corp.	2,652	55,002
ProLogis, Inc.	2,324	81,410
Prudential Financial, Inc.	2,303	125,537
Public Storage	728	101,316
Regions Financial Corp.	6,831	49,252
Simon Property Group, Inc.	1,526	231,662
SLM Corp.	2,312	36,345
State Street Corp.	2,308	96,844
SunTrust Banks, Inc.	2,697	76,244
T. Rowe Price Group, Inc.	1,248	78,998
Torchmark Corp.	464	23,826
Travelers Cos., Inc.	1,852	126,418
U.S. Bancorp	9,356	320,911
Unum Group	1,411	27,119
Ventas, Inc.	1,475	91,819
Vornado Realty Trust	839	68,001
Wells Fargo & Co.	24,416	843,084
Weyerhaeuser Co.	2,635	68,879
XL Group PLC	1,496	35,949
Zions Bancorporation	899	18,569
		9,237,711
HEALTH CARE (11.5%)
Abbott Laboratories	7,372	505,424
Aetna, Inc.	1,592	63,043
Agilent Technologies, Inc.	1,699	65,327
Alexion Pharmaceuticals, Inc.*	894	102,274
Allergan, Inc.	1,440	131,875
AmerisourceBergen Corp.	1,162	44,981
Amgen, Inc.	3,655	308,190
Bard (C.R.), Inc.	366	38,302
Baxter International, Inc.	2,616	157,640
Becton, Dickinson & Co.	958	75,260
Biogen Idec, Inc.*	1,125	167,884
Boston Scientific Corp.*	6,867	39,417
Bristol-Myers Squibb Co.	8,012	270,405
Cardinal Health, Inc.	1,633	63,638
CareFusion Corp.*	1,039	29,497
Celgene Corp.*	2,042	156,009
Cerner Corp.*	679	52,561
CIGNA Corp.	1,410	66,510
Coventry Health Care, Inc.	642	26,765
Covidien PLC	2,281	135,537
DaVita, Inc.*	401	41,548
DENTSPLY International, Inc.	693	26,431
Edwards Lifesciences Corp.*	552	59,268
Express Scripts Hldg. Co.*	3,883	243,348
Forest Laboratories, Inc.*	1,096	39,029
Gilead Sciences, Inc.*	3,323	220,415
Hospira, Inc.*	791	25,961

Humana, Inc.	792	55,559
Intuitive Surgical, Inc.*	187	92,683
Johnson & Johnson	13,127	904,582
Laboratory Corp. of America Hldgs.*	461	42,629
Life Technologies Corp.*	830	40,570
Lilly (Eli) & Co.	4,817	228,374
McKesson Corp.	1,140	98,074
Medtronic, Inc.	4,876	210,253
Merck & Co., Inc.	14,142	637,804
Mylan, Inc.*	1,931	47,116
Patterson Cos., Inc.	400	13,696
PerkinElmer, Inc.	553	16,297
Perrigo Co.	407	47,281
Pfizer, Inc.	34,795	864,656
Quest Diagnostics, Inc.	746	47,319
St. Jude Medical, Inc.	1,473	62,057
Stryker Corp.	1,391	77,423
Tenet Healthcare Corp.*	1,852	11,612
Thermo Fisher Scientific, Inc.	1,781	104,776
UnitedHealth Group, Inc.	4,843	268,351
Varian Medical Systems, Inc.*	535	32,271
Waters Corp.*	423	35,249
Watson Pharmaceuticals, Inc.*	596	50,755
WellPoint, Inc.	1,549	89,857
Zimmer Hldgs., Inc.	832	56,260
		7,292,043
INDUSTRIALS (9.6%)
3M Co.	3,081	284,746
Avery Dennison Corp.	503	16,005
Boeing Co.	3,315	230,790
Caterpillar, Inc.	3,187	274,209
Cintas Corp.	528	21,886
Cooper Industries PLC	764	57,346
CSX Corp.	5,384	111,718
Cummins, Inc.	904	83,358
Danaher Corp.	2,803	154,585
Deere & Co.	1,882	155,246
Donnelley (R.R.) & Sons Co.	889	9,423
Dover Corp.	887	52,768
Dun & Bradstreet Corp.	219	17,437
Eaton Corp.	1,608	75,994
Emerson Electric Co.	3,467	167,352
Equifax, Inc.	576	26,830
Expeditors Int’l. of Wash.	1,069	38,869
Fastenal Co.	1,309	56,274
FedEx Corp.	1,497	126,676
Flowserve Corp.	248	31,680
Fluor Corp.	815	45,868
General Dynamics Corp.	1,600	105,792
General Electric Co.	49,760	1,130,050
Grainger (W.W.), Inc.	292	60,844
Honeywell International, Inc.	3,765	224,959
Illinois Tool Works, Inc.	2,084	123,935
Ingersoll-Rand PLC	1,349	60,462
Iron Mountain, Inc.	717	24,457
Jacobs Engineering Group, Inc.*	630	25,471
Joy Global, Inc.	525	29,432

L-3 Communications Hldgs., Inc.	466	33,417
Lockheed Martin Corp.	1,308	122,141
Masco Corp.	1,678	25,254
Norfolk Southern Corp.	1,749	111,289
Northrop Grumman Corp.	1,176	78,122
PACCAR, Inc.	1,756	70,284
Pall Corp.	553	35,110
Parker Hannifin Corp.	726	60,679
Pitney Bowes, Inc.	1,028	14,207
Precision Castparts Corp.	691	112,868
Quanta Services, Inc.*	1,062	26,231
Raytheon Co.	1,582	90,427
Republic Services, Inc.	1,468	40,385
Robert Half Int’l., Inc.	698	18,588
Robinson (C.H.) Worldwide, Inc.	775	45,376
Rockwell Automation, Inc.	668	46,459
Rockwell Collins, Inc.	682	36,582
Roper Industries, Inc.	456	50,110
Ryder System, Inc.	263	10,273
Snap-on, Inc.	284	20,411
Southwest Airlines Co.	3,646	31,975
Stanley Black & Decker, Inc.	801	61,076
Stericycle, Inc.*	421	38,109
Textron, Inc.	1,391	36,402
Tyco International Ltd.	2,178	122,534
Union Pacific Corp.	2,428	288,204
United Parcel Service, Inc. Cl B	3,540	253,358
United Technologies Corp.	4,094	320,519
Waste Management, Inc.	2,189	70,223
Xylem, Inc.	892	22,434
		6,117,509
INFORMATION TECHNOLOGY (19.6%)
Accenture Ltd. Cl A	3,074	215,272
Adobe Systems, Inc.*	2,332	75,697
Advanced Micro Devices, Inc.*	3,110	10,481
Akamai Technologies, Inc.*	853	32,636
Altera Corp.	1,583	53,798
Amphenol Corp. Cl A	787	46,339
Analog Devices, Inc.	1,474	57,766
Apple, Inc.	4,427	2,953,957
Applied Materials, Inc.	6,249	69,770
Autodesk, Inc.*	1,085	36,206
Automatic Data Processing, Inc.	2,313	135,681
BMC Software, Inc.*	712	29,541
Broadcom Corp. Cl A	2,465	85,240
CA, Inc.	1,673	43,105
Cisco Systems, Inc.	26,169	499,566
Citrix Systems, Inc.*	902	69,066
Cognizant Technology Solutions*	1,476	103,202
Computer Sciences Corp.	780	25,124
Corning, Inc.	7,104	93,418
Dell, Inc.	7,305	72,027
eBay, Inc.*	5,610	271,580
Electronic Arts, Inc.*	1,689	21,433
EMC Corp.*	10,047	273,982
F5 Networks, Inc.*	363	38,006
Fidelity Nat’l. Information Svcs., Inc.	1,171	36,559

First Solar, Inc.*	332	7,352
Fiserv, Inc.*	633	46,861
FLIR Systems, Inc.	726	14,502
Google, Inc. Cl A*	1,232	929,544
Harris Corp.	538	27,556
Hewlett-Packard Co.	9,818	167,495
Int’l. Business Machines Corp.	5,145	1,067,330
Intel Corp.	24,339	552,009
Intuit, Inc.	1,366	80,430
Jabil Circuit, Inc.	942	17,634
JDS Uniphase Corp.*	1,132	14,020
Juniper Networks, Inc.*	2,656	45,444
KLA-Tencor Corp.	880	41,980
Lam Research Corp.*	914	29,051
Linear Technology Corp.	1,127	35,895
LSI Corp.*	2,862	19,776
MasterCard, Inc. Cl A	510	230,255
Microchip Technology, Inc.	935	30,612
Micron Technology, Inc.*	5,161	30,889
Microsoft Corp.	36,282	1,080,478
Molex, Inc.	670	17,608
Motorola Solutions, Inc.	1,342	67,838
NetApp, Inc.*	1,755	57,704
NVIDIA Corp.*	3,024	40,340
Oracle Corp.	18,534	583,636
Paychex, Inc.	1,547	51,500
QUALCOMM, Inc.	8,281	517,480
Red Hat, Inc.*	959	54,605
SAIC, Inc.	1,402	16,880
Salesforce.com, inc.*	628	95,889
SanDisk Corp.*	1,158	50,292
Seagate Technology PLC	1,696	52,576
Symantec Corp.*	3,434	61,812
TE Connectivity Ltd.	2,132	72,509
Teradata Corp.*	787	59,348
Teradyne, Inc.*	1,012	14,391
Texas Instruments, Inc.	5,559	153,150
Total System Services, Inc.	764	18,107
VeriSign, Inc.*	752	36,615
Visa, Inc. Cl A	2,495	335,029
Western Digital Corp.	1,110	42,990
Western Union Co.	2,952	53,785
Xerox Corp.	6,358	46,668
Xilinx, Inc.	1,265	42,264
Yahoo!, Inc.*	5,032	80,386
		12,441,967
MATERIALS (3.5%)
Air Products & Chemicals, Inc.	1,028	85,016
Airgas, Inc.	321	26,418
Alcoa, Inc.	5,488	48,569
Allegheny Technologies, Inc.	567	18,087
Ball Corp.	753	31,859
Bemis Co., Inc.	490	15,420
CF Industries Hldgs., Inc.	307	68,228
Cliffs Natural Resources, Inc.	757	29,621
Dow Chemical Co.	6,107	176,859
Du Pont (E.I.) de Nemours & Co.	4,539	228,176

Eastman Chemical Co.	750	42,758
Ecolab, Inc.	1,270	82,309
FMC Corp.	667	36,938
Freeport-McMoRan Copper & Gold, Inc.	4,772	188,876
Int’l. Flavors & Fragrances, Inc.	389	23,177
International Paper Co.	2,099	76,236
LyondellBasell Industries N.V. Cl A	1,656	85,549
MeadWestvaco Corp.	834	25,520
Monsanto Co.	2,509	228,369
Newmont Mining Corp.	2,417	135,376
Nucor Corp.	1,574	60,221
Owens-Illinois, Inc.*	822	15,421
PPG Industries, Inc.	740	84,982
Praxair, Inc.	1,431	148,652
Sealed Air Corp.	830	12,832
Sherwin-Williams Co.	398	59,266
Sigma-Aldrich Corp.	578	41,599
The Mosaic Co.	1,338	77,082
Titanium Metals Corp.	368	4,721
United States Steel Corp.	772	14,722
Vulcan Materials Co.	626	29,610
		2,202,469
TELECOMMUNICATION SERVICES (3.1%)
AT&T, Inc.	26,868	1,012,924
CenturyLink, Inc.	2,988	120,715
Crown Castle International Corp.*	1,361	87,240
Frontier Communications Corp.	4,562	22,354
MetroPCS Communications, Inc.*	1,360	15,926
Sprint Nextel Corp.*	13,594	75,039
Verizon Communications, Inc.	13,328	607,357
Windstream Corp.	2,782	28,126
		1,969,681
UTILITIES (3.5%)
AES Corp.*	3,104	34,051
AGL Resources, Inc.	562	22,991
Ameren Corp.	1,167	38,126
American Electric Power Co., Inc.	2,320	101,941
CenterPoint Energy, Inc.	2,050	43,665
CMS Energy Corp.	1,279	30,120
Consolidated Edison, Inc.	1,425	85,343
Dominion Resources, Inc.	2,771	146,697
DTE Energy Co.	828	49,630
Duke Energy Corp.	3,411	221,033
Edison International	1,563	71,413
Entergy Corp.	856	59,321
Exelon Corp.	4,173	148,475
FirstEnergy Corp.	1,992	87,847
Integrys Energy Group, Inc.	381	19,888
NextEra Energy, Inc.	2,013	141,574
NiSource, Inc.	1,378	35,111
Northeast Utilities	1,530	58,492
NRG Energy, Inc.	1,117	23,893
ONEOK, Inc.	979	47,295
Pepco Hldgs., Inc.	1,112	21,017
PG&E Corp.	2,091	89,223
Pinnacle West Capital Corp.	538	28,406
PPL Corp.	2,843	82,589

Public Svc. Enterprise Group, Inc.	2,452	78,905
SCANA Corp.	633	30,555
Sempra Energy	1,104	71,197
Southern Co.	4,196	193,394
TECO Energy, Inc.	979	17,367
Wisconsin Energy Corp.	1,128	42,492
Xcel Energy, Inc.	2,417	66,975
		2,189,026
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $49,882,405) 97.7%		62,004,578

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1+	0.06	10/11/12	200,000	199,994
U.S. GOVERNMENT AGENCIES (0.9%)
FNMA	A-1+	0.12	12/26/12	600,000	599,831
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $799,827) 1.2%					799,825

TEMPORARY CASH INVESTMENTS (2) (Cost: $642,000) 1.0%					642,000

TOTAL INVESTMENTS (Cost: $51,324,232) 99.9%					63,446,403

OTHER NET ASSETS 0.1%					83,826

NET ASSETS 100.0%					$63,530,229

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.6%)
Aaron’s, Inc.	2,248	62,517
Advance Auto Parts, Inc.	2,276	155,769
Aeropostale, Inc.*	2,658	35,963
AMC Networks, Inc. Cl A*	1,744	75,899
American Eagle Outfitters, Inc.	5,669	119,503
ANN, Inc.*	1,501	56,633
Ascena Retail Group, Inc.*	3,784	81,167
Bally Technologies, Inc.*	1,310	64,701
Barnes & Noble, Inc.*	1,253	16,013
Bob Evans Farms, Inc.	901	35,256
Brinker International, Inc.	2,315	81,720
Carter’s, Inc.*	1,631	87,813
Cheesecake Factory, Inc.	1,536	54,912
Chico’s FAS, Inc.	5,291	95,820
Cinemark Hldgs., Inc.	3,313	74,311
Collective Brands, Inc.*	1,941	42,139
Deckers Outdoor Corp.*	1,478	54,154
DeVry, Inc.	1,851	42,129
Dick’s Sporting Goods, Inc.	3,006	155,861
DreamWorks Animation SKG Cl A*	2,264	43,537
Foot Locker, Inc.	4,733	168,022
Gentex Corp.	4,899	83,332
Guess?, Inc.	1,997	50,764
Hanesbrands, Inc.*	3,207	102,239
HSN, Inc.	1,155	56,653
International Speedway Corp. Cl A	807	22,895
ITT Educational Svcs., Inc.*	526	16,953
Jarden Corp.	2,379	125,706
KB Home	2,249	32,273
Lamar Advertising Co. Cl A*	1,590	58,925
Life Time Fitness, Inc.*	1,313	60,057
LKQ Corp.*	9,548	176,638
Matthews International Corp. Cl A	893	26,629
MDC Hldgs., Inc.	1,155	44,479
Meredith Corp.	1,157	40,495
Mohawk Industries, Inc.*	1,789	143,156
New York Times Co. Cl A*	3,907	38,132
NVR, Inc.*	156	131,742
Office Depot, Inc.*	8,548	21,883
Panera Bread Co. Cl A*	885	151,238
PetSmart, Inc.	3,417	235,705
Polaris Industries, Inc.	2,100	169,827
PVH Corp.	2,270	212,744
Regis Corp.	1,798	33,047
Rent-A-Center, Inc.	1,839	64,512
Saks, Inc.*	3,439	35,456
Scholastic Corp.	814	25,869
Scientific Games Corp. Cl A*	1,938	16,027
Service Corp. International	6,923	93,184
Signet Jewelers Ltd.	2,561	124,874
Sotheby’s	2,266	71,379
Strayer Education, Inc.	374	24,067

Tempur-Pedic Int’l., Inc.*	2,116	63,247
The Warnaco Group, Inc.*	1,351	70,117
The Wendy’s Co.	8,916	40,568
Thor Industries, Inc.	1,411	51,248
Toll Brothers, Inc.*	4,657	154,752
Tractor Supply Co.	2,227	220,228
Tupperware Brands Corp.	1,820	97,534
Under Armour, Inc. Cl A*	2,596	144,935
Valassis Communications, Inc.*	1,299	32,072
Wiley (John) & Sons, Inc. Cl A	1,478	67,914
Williams-Sonoma, Inc.	2,752	121,005
WMS Industries, Inc.*	1,874	30,696
		5,189,035
CONSUMER STAPLES (3.1%)
Church & Dwight Co., Inc.	4,351	234,910
Energizer Hldgs., Inc.	1,824	136,089
Flowers Foods, Inc.	3,633	73,314
Green Mountain Coffee Roasters, Inc.*	4,781	113,549
Harris Teeter Supermarkets, Inc.	1,560	60,590
Hillshire Brands Co.	3,714	99,461
Ingredion, Inc.	2,380	131,281
Lancaster Colony Corp.	601	44,023
Post Hldgs., Inc.*	846	25,431
Ralcorp Hldgs., Inc.*	1,740	127,020
Smithfield Foods, Inc.*	4,390	86,264
SUPERVALU, Inc.	6,884	16,590
Tootsie Roll Industries, Inc.	649	17,510
Universal Corp.	703	35,797
		1,201,829
ENERGY (5.8%)
Arch Coal, Inc.	7,514	47,564
Atwood Oceanics, Inc.*	1,914	86,991
Bill Barrett Corp.*	1,592	39,434
CARBO Ceramics, Inc.	693	43,604
Cimarex Energy Co.	2,786	163,120
Dresser-Rand Group, Inc.*	2,475	136,397
Dril-Quip, Inc.*	1,186	85,250
Energen Corp.	2,341	122,692
Forest Oil Corp.*	4,071	34,400
Helix Energy Solutions Group*	3,258	59,524
HollyFrontier Corp.	6,435	265,572
Northern Oil and Gas, Inc.*	2,036	34,592
Oceaneering Int’l., Inc.	3,470	191,718
Oil States International, Inc.*	1,797	142,790
Patterson-UTI Energy, Inc.	4,830	76,507
Plains Exploration & Production Co.*	4,127	154,639
Quicksilver Resources, Inc.*	4,113	16,822
Rosetta Resources, Inc.*	1,716	82,196
SM Energy Co.	2,231	120,719
Superior Energy Services, Inc.*	5,078	104,201
Tidewater, Inc.	1,612	78,230
Unit Corp.*	1,402	58,183
World Fuel Services Corp.	2,381	84,787
		2,229,932
FINANCIALS (21.7%)
Affiliated Managers Group, Inc.*	1,656	203,688
Alexander & Baldwin, Inc.*	1,382	40,810

Alexandria Real Estate Equities, Inc.	2,035	149,613
Alleghany Corp.*	533	183,853
American Campus Communities, Inc.	3,015	132,298
American Financial Group, Inc.	2,533	96,001
Apollo Investment Corp.	6,609	52,013
Aspen Insurance Hldgs. Ltd.	2,252	68,663
Associated Banc-Corp.	5,602	73,778
Astoria Financial Corp.	2,672	26,399
BancorpSouth, Inc.	2,652	39,090
Bank of Hawaii Corp.	1,482	67,609
Berkley (W.R.) Corp.	3,576	134,064
BioMed Realty Trust, Inc.	4,998	93,563
BRE Properties, Inc.	2,565	120,273
Brown & Brown, Inc.	3,722	97,033
Camden Property Trust	2,733	176,251
Cathay General Bancorp	2,399	41,407
CBOE Holdings, Inc.	2,665	78,404
City National Corp.	1,543	79,480
Commerce Bancshares, Inc.	2,465	99,413
Corporate Office Pptys. Trust	2,316	55,515
Cullen/Frost Bankers, Inc.	1,984	113,941
Duke Realty Corp.	8,822	129,683
East West Bancorp, Inc.	4,661	98,440
Eaton Vance Corp.	3,686	106,747
Equity One, Inc.	2,007	42,267
Essex Property Trust, Inc.	1,182	175,220
Everest Re Group Ltd.	1,660	177,554
Federal Realty Investment Trust	2,089	219,972
Fidelity Nat’l. Financial, Inc. Cl A	6,384	136,554
First American Financial Corp.	3,217	69,712
First Niagara Financial Group, Inc.	11,522	93,213
FirstMerit Corp.	3,449	50,804
Fulton Financial Corp.	6,699	66,052
Gallagher (Arthur J.) & Co.	3,812	136,546
Greenhill & Co., Inc.	827	42,797
Hancock Hldg. Co.	2,720	84,184
Hanover Insurance Group, Inc.	1,432	53,356
HCC Insurance Hldgs., Inc.	3,187	108,007
Highwoods Properties, Inc.	2,490	81,224
Home Properties, Inc.	1,597	97,848
Hospitality Properties Trust	4,009	95,334
International Bancshares Corp.	1,744	33,223
Janus Capital Group, Inc.	5,987	56,517
Jefferies Group, Inc.	4,493	61,509
Jones Lang LaSalle, Inc.	1,460	111,471
Kemper Corp.	1,751	53,773
Liberty Property Trust	3,790	137,350
Mack-Cali Realty Corp.	2,735	72,751
Mercury General Corp.	1,158	44,757
MSCI, Inc. Cl A*	3,880	138,865
National Retail Pptys., Inc.	3,523	107,452
New York Community Bancorp, Inc.	14,248	201,752
Old Republic Int’l. Corp.	7,898	73,451
Omega Healthcare Investors, Inc.	3,628	82,464
Potlatch Corp.	1,283	47,946
Prosperity Bancshares, Inc.	1,446	61,629
Protective Life Corp.	2,678	70,190

Raymond James Financial, Inc.	3,609	132,270
Rayonier, Inc.	3,961	194,129
Realty Income Corp.	4,316	176,481
Regency Centers Corp.	2,925	142,535
Reinsurance Grp. of America, Inc.	2,363	136,747
SEI Investments Co.	4,397	94,316
Senior Housing Pptys. Trust	5,665	123,384
Signature Bank*	1,536	103,035
SL Green Realty Corp	2,990	239,409
StanCorp Financial Group, Inc.	1,413	44,142
SVB Financial Group*	1,441	87,123
Synovus Financial Corp.	24,616	58,340
Taubman Centers, Inc.	1,993	152,923
TCF Financial Corp.	5,372	64,142
The Macerich Co.	4,357	249,351
Trustmark Corp.	2,063	50,213
UDR, Inc.	8,251	204,790
Valley National Bancorp	6,572	65,851
Waddell & Reed Financial, Inc. Cl A	2,748	90,052
Washington Federal, Inc.	3,396	56,645
Webster Financial Corp.	2,292	54,320
Weingarten Realty Investors	3,567	100,268
Westamerica Bancorporation	873	41,075
		8,305,314
HEALTH CARE (10.0%)
Allscripts Healthcare Solutions, Inc.*	5,745	71,410
AMERIGROUP Corp.*	1,538	140,619
Bio-Rad Laboratories, Inc. Cl A*	640	68,301
Charles River Laboratories Int’l., Inc.*	1,536	60,826
Community Health Systems, Inc.*	2,823	82,262
Cooper Companies, Inc.	1,512	142,824
Covance, Inc.*	1,739	81,194
Endo Health Solutions, Inc.*	3,785	120,060
Health Management Associates, Inc. Cl A*	7,947	66,675
Health Net, Inc.*	2,542	57,220
Hill-Rom Hldgs., Inc.	2,046	59,457
HMS Hldgs. Corp.*	2,712	90,662
Hologic, Inc.*	8,384	169,692
IDEXX Laboratories, Inc.*	1,751	173,962
LifePoint Hospitals, Inc.*	1,544	66,052
Masimo Corp.*	1,605	38,809
Medicis Pharmaceutical Corp. Cl A	1,885	81,564
MEDNAX, Inc.*	1,531	113,983
Mettler-Toledo Int’l., Inc.*	1,007	171,935
Omnicare, Inc.	3,677	124,908
Owens & Minor, Inc.	1,923	57,459
Regeneron Pharmaceuticals, Inc.*	2,424	370,048
ResMed, Inc.	4,491	181,751
Schein (Henry), Inc.*	2,696	213,712
STERIS Corp.	1,827	64,804
Techne Corp.	1,103	79,350
Teleflex, Inc.	1,292	88,941
Thoratec Corp.*	1,826	63,180
United Therapeutics Corp.*	1,496	83,596
Universal Health Svcs., Inc. Cl B	2,672	122,191
VCA Antech, Inc.*	2,742	54,100
Vertex Pharmaceuticals, Inc.*	6,758	378,108

WellCare Health Plans, Inc.*	1,377	77,869
		3,817,524
INDUSTRIALS (15.5%)
Acuity Brands, Inc.	1,387	87,783
AECOM Technology Corp.*	3,606	76,303
AGCO Corp.*	3,093	146,856
Alaska Air Group, Inc.*	2,272	79,656
Alliant TechSystems, Inc.	1,056	52,916
AMETEK, Inc.	7,646	271,051
BE Aerospace, Inc.*	3,220	135,562
Carlisle Cos., Inc.	2,011	104,411
CLARCOR, Inc.	1,775	79,218
Clean Harbors, Inc.*	1,690	82,557
Con-way, Inc.	1,951	53,399
Copart, Inc.*	3,395	94,143
Corporate Executive Board Co.	1,004	53,845
Corrections Corp. of America	3,285	109,883
Crane Co.	1,485	59,296
Deluxe Corp.	1,644	50,241
Donaldson Co., Inc.	4,489	155,813
Esterline Technologies Corp.*	970	54,456
Exelis, Inc.	6,080	62,867
Fortune Brands Home & Security, Inc.*	5,021	135,617
FTI Consulting, Inc.*	1,390	37,085
Gardner Denver, Inc.	1,621	97,925
GATX Corp.	1,506	63,915
General Cable Corp.*	1,599	46,979
Graco, Inc.	1,947	97,895
Granite Construction, Inc.	1,116	32,052
Harsco Corp.	2,603	53,440
HNI Corp.	1,751	44,668
Hubbell, Inc. Cl B	1,645	132,817
Hunt (J.B.) Transport Svcs., Inc.	2,887	150,239
Huntington Ingalls Industries, Inc.*	1,552	65,262
IDEX Corp.	2,574	107,516
ITT Corp.	2,955	59,543
JetBlue Airways Corp*	7,089	33,956
Kansas City Southern	3,785	286,827
KBR, Inc.	4,801	143,166
Kennametal, Inc.	2,637	97,780
Kirby Corp.*	1,830	101,162
Korn/Ferry International*	1,548	23,731
Landstar System, Inc.	1,522	71,960
Lennox International, Inc.	1,356	65,576
Lincoln Electric Hldgs., Inc.	2,747	107,270
Manpower, Inc.	2,679	98,587
Matson, Inc.	1,552	32,452
Miller (Herman), Inc.	2,149	41,777
Mine Safety Appliances Co.	998	37,195
MSC Industrial Direct Co., Inc. Cl A	1,486	100,246
Nordson Corp.	1,810	106,102
Oshkosh Corp.*	3,023	82,921
Regal-Beloit Corp.	1,290	90,919
Rollins, Inc.	2,102	49,166
Shaw Group, Inc.*	2,075	90,512
SPX Corp.	1,613	105,506
Terex Corp.*	3,774	85,217

The Brink’s Co.	1,491	38,304
Timken Co.	2,693	100,072
Towers Watson & Co. Cl A	1,747	92,678
Trinity Industries, Inc.	2,607	78,132
Triumph Group, Inc.	1,555	97,234
United Rentals, Inc.*	2,996	97,999
URS Corp.	2,524	89,122
UTI Worldwide, Inc.	3,316	44,667
Valmont Industries, Inc.	757	99,546
Wabtec Corp.	1,546	124,128
Waste Connections, Inc.	3,617	109,414
Watsco, Inc.	935	70,864
Werner Enterprises, Inc.	1,434	30,645
Woodward, Inc.	2,012	68,368
		5,928,410
INFORMATION TECHNOLOGY (15.5%)
ACI Worldwide, Inc.*	1,309	55,318
Acxiom Corp.*	2,346	42,861
Adtran, Inc.	2,011	34,750
Advent Software, Inc.*	984	24,177
Alliance Data Systems Corp.*	1,557	221,016
ANSYS, Inc.*	2,879	211,319
AOL, Inc.*	2,790	98,292
Arrow Electronics, Inc.*	3,702	124,794
Atmel Corp.*	14,039	73,845
Avnet, Inc.*	4,795	139,487
Broadridge Financial Solutions, Inc.	3,996	93,227
Cadence Design Systems, Inc.*	8,750	112,569
Ciena Corp.*	3,317	45,111
Compuware Corp.*	6,795	67,338
Concur Technologies, Inc.*	1,444	106,466
Convergys Corp.	3,517	55,111
CoreLogic, Inc.*	3,251	86,249
Cree, Inc.*	3,759	95,967
Cypress Semiconductor Corp.	4,675	50,116
Diebold, Inc.	2,049	69,072
DST Systems, Inc.	951	53,789
Equinix, Inc.*	1,486	306,190
FactSet Research Systems, Inc.	1,332	128,431
Fair Isaac Corp.	1,068	47,270
Fairchild Semiconductor Int’l., Inc.*	4,223	55,406
Gartner, Inc.*	3,066	141,312
Global Payments, Inc.	2,462	102,985
Henry (Jack) & Associates, Inc.	2,711	102,747
Informatica Corp.*	3,599	125,281
Ingram Micro, Inc. Cl A*	4,930	75,084
Integrated Device Technology, Inc.*	4,583	26,948
InterDigital, Inc.	1,250	46,600
International Rectifier Corp.*	2,319	38,704
Intersil Corp. Cl A	4,251	37,196
Itron, Inc.*	1,306	56,354
Lender Processing Svcs., Inc.	2,626	73,239
Lexmark International, Inc. Cl A	2,254	50,152
ManTech International Corp. Cl A	716	17,184
MEMC Electronic Materials, Inc.*	7,424	20,416
Mentor Graphics Corp.*	3,016	46,688
MICROS Systems, Inc.*	2,629	129,136

Monster Worldwide, Inc.*	3,926	28,778
National Instruments Corp.	3,069	77,247
NCR Corp.*	5,059	117,925
NeuStar, Inc. Cl A*	2,089	83,623
Parametric Technology Corp.*	3,923	85,521
Plantronics, Inc.	1,376	48,614
Polycom, Inc.*	5,816	57,404
QLogic Corp.*	3,154	36,019
Quest Software, Inc. *	1,767	49,476
Rackspace Hosting, Inc.*	3,386	223,781
RF Micro Devices, Inc.*	8,980	35,471
Riverbed Technology, Inc.*	4,999	116,327
Rovi Corp.*	3,676	53,339
Semtech Corp.*	2,138	53,771
Silicon Laboratories, Inc.*	1,272	46,759
Skyworks Solutions, Inc.*	7,206	169,809
SolarWinds, Inc.*	1,921	107,077
Solera Hldgs., Inc.	2,184	95,812
Synopsys, Inc.*	4,669	154,170
Tech Data Corp.*	1,253	56,761
Tellabs, Inc.	11,223	39,729
TIBCO Software, Inc.*	5,072	153,327
Trimble Navigation Ltd.*	4,290	204,461
ValueClick, Inc.*	2,231	38,351
VeriFone Systems, Inc.*	3,420	95,247
Vishay Intertechnology, Inc.*	4,387	43,124
Wright Express Corp.*	1,255	87,499
Zebra Technologies Corp. Cl A*	1,627	61,078
		5,908,697
MATERIALS (6.8%)
Albemarle Corp.	2,836	149,400
AptarGroup, Inc.	2,092	108,177
Ashland, Inc.	2,358	168,833
Cabot Corp.	1,936	70,800
Carpenter Technology Corp.	1,431	74,870
Commercial Metals Co.	3,940	52,008
Compass Minerals Int’l., Inc.	988	73,695
Cytec Industries, Inc.	1,511	99,001
Domtar Corp.	1,174	91,912
Greif, Inc. Cl A	993	43,871
Intrepid Potash, Inc.*	1,810	38,879
Louisiana-Pacific Corp.*	4,545	56,813
Martin Marietta Materials, Inc.	1,488	123,311
Minerals Technologies, Inc.	568	40,288
NewMarket Corp.	339	83,557
Olin Corp.	2,627	57,085
Packaging Corp. of America	3,047	110,606
Reliance Steel & Aluminum Co.	2,534	132,655
Rock-Tenn Co. Cl A	2,201	158,868
Royal Gold, Inc.	1,816	181,346
RPM International, Inc.	4,146	118,327
Scotts Miracle-Gro Co. Cl A	1,232	53,555
Sensient Technologies Corp.	1,569	57,676
Silgan Hldgs., Inc.	1,575	68,528
Sonoco Products Co.	3,161	97,959
Steel Dynamics, Inc.	7,435	83,495
Valspar Corp.	2,604	146,084

Worthington Industries, Inc.	1,705	36,930
		2,578,529
TELECOMMUNICATION SERVICES (0.5%)
Telephone & Data Systems, Inc.	3,153	80,748
tw telecom inc*	4,777	124,536
		205,284
UTILITIES (4.9%)
Alliant Energy Corp.	3,558	154,382
Aqua America, Inc.	4,486	111,073
Atmos Energy Corp.	2,811	100,606
Black Hills Corp.	1,387	49,336
Cleco Corp.	1,907	80,056
Great Plains Energy, Inc.	4,836	107,649
Hawaiian Electric Industries, Inc.	3,143	82,692
Idacorp, Inc.	1,554	67,242
MDU Resources Group	6,029	132,879
National Fuel Gas Co.	2,668	144,179
NV Energy, Inc.	7,533	135,669
OGE Energy Corp.	3,111	172,536
PNM Resources, Inc.	2,510	52,785
Questar Corp.	5,796	117,833
UGI Corp.	3,456	109,728
Vectren Corp.	2,574	73,616
Westar Energy, Inc.	3,995	118,492
WGL Hldgs., Inc.	1,621	65,245
		1,875,998
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $31,880,062) 97.4%		37,240,552

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1+	0.06	10/11/12	200,000	199,996
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $199,996) 0.5%					199,996

TEMPORARY CASH INVESTMENTS (2) (Cost: $789,300) 2.1%					789,300

TOTAL INVESTMENTS (Cost: $32,869,358) 100.0%					38,229,848

OTHER NET ASSETS 0.0% (3)					3,626

NET ASSETS 100.0%					$38,233,474

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.5%)
Bassett Furniture Industries, Inc.	7,095	88,333
bebe stores, inc.	7,537	36,178
Pep Boys - Manny, Moe & Jack	7,736	78,752
Rent-A-Center, Inc.	2,061	72,300
Shutterfly, Inc.*	1,759	54,740
Wolverine World Wide, Inc.	2,388	105,956
		436,259
CONSUMER STAPLES (2.7%)
Farmer Brothers Co.*	3,240	30,812
Prestige Brands Hldgs., Inc.*	4,827	81,866
The Pantry, Inc.*	4,932	71,761
Vector Group Ltd.	1,845	30,606
		215,045
ENERGY (5.6%)
Endeavour International Corp.*	2,172	21,003
Energy XXI (Bermuda) Ltd.	4,072	142,316
Gasco Energy, Inc.*	64,764	9,391
McMoRan Exploration Co.*	19,287	226,623
Saratoga Resources, Inc.*	5,352	29,329
Steel Excel, Inc.*	713	18,003
		446,665
FINANCIALS (36.5%)
Ashford Hospitality Trust, Inc.	4,352	36,557
Aspen Insurance Hldgs. Ltd.	1,601	48,814
Associated Estates Realty Corp.	2,874	43,570
BancFirst Corp.	1,067	45,838
Bank of Marin Bancorp	698	29,672
Banner Corp.	1,085	29,403
Brookline Bancorp, Inc.	7,175	63,284
Bryn Mawr Bank Corp.	2,102	47,169
Cash America Int’l., Inc.	1,391	53,651
Chesapeake Lodging Trust	3,363	66,823
Colonial Properties Trust	3,954	83,232
Dime Community Bancshares	3,490	50,396
EastGroup Properties, Inc.	1,443	76,768
Ellington Financial LLC	5,648	128,887
Equity Lifestyle Properties, Inc.	1,523	103,747
FelCor Lodging Trust, Inc.*	12,161	57,643
First Interstate BancSytem, Inc.	3,241	48,485
Flushing Financial Corp.	1,004	15,863
Forest City Enterprises, Inc. Cl A*	5,472	86,731
Glacier Bancorp, Inc.	3,960	61,697
Highwoods Properties, Inc.	2,391	77,994
IBERIABANK Corp.	890	40,762
Investors Bancorp, Inc.	3,665	66,850
iShares Russell 2000 Index Fund	1,160	96,814
Janus Capital Group, Inc.	6,484	61,209
Marlin Business Svcs. Corp.	3,583	75,995
MB Financial, Inc.	2,613	51,607
Meadowbrook Insurance Group, Inc.	7,490	57,598
Mid-America Apt. Communities, Inc.	462	30,173
National Bank Hldgs. Corp. Cl A*	2,038	39,659
National Retail Pptys., Inc.	2,173	66,277
Northwest Bancshares, Inc.	4,376	53,518
Pennsylvania REIT	3,168	50,244
PHH Corp.*	2,974	60,521
ProAssurance Corp.	1,358	122,818

Prosperity Bancshares, Inc.	1,371	58,432
S.Y. Bancorp, Inc.	2,467	58,369
SeaBright Hldgs., Inc.	11,700	128,700
Select Income REIT	2,420	59,580
Signature Bank*	1,459	97,870
SVB Financial Group*	1,356	81,984
Symetra Financial Corp.	7,117	87,539
Terreno Realty Corp.	1,856	29,325
UMB Financial Corp.	1,225	59,633
Urstadt Biddle Pptys., Inc. Cl A	1,897	38,376
West Coast Bancorp	2,010	45,265
Westamerica Bancorporation	1,010	47,521
		2,922,863
HEALTH CARE (5.8%)
Capital Senior Living Corp.*	3,769	54,537
Computer Programs & Systems, Inc.	1,213	67,382
Conceptus, Inc.*	5,530	112,314
Harvard Bioscience, Inc.*	7,041	29,783
Medicines Co.*	759	19,590
NPS Pharmaceuticals Inc*	6,225	57,581
PAREXEL International Corp.*	733	22,547
QLT, Inc.*	13,130	102,283
		466,017
INDUSTRIALS (12.2%)
Actuant Corp. Cl A	3,270	93,587
Alaska Air Group, Inc.*	2,262	79,306
AZZ, Inc.	2,888	109,686
Encore Wire Corp.	3,930	114,992
Genesee & Wyoming, Inc. Cl A*	1,769	118,275
Insperity, Inc.	1,644	41,478
Kaydon Corp.	692	15,459
Miller Industries, Inc.	5,177	83,091
Mueller Industries, Inc.	3,521	160,100
Old Dominion Freight Line, Inc.*	5,220	157,435
		973,409
INFORMATION TECHNOLOGY (8.9%)
Cirrus Logic, Inc.*	1,438	55,205
Coherent, Inc.*	375	17,198
CommVault Systems, Inc.*	1,238	72,671
Emulex Corp.*	3,934	28,364
Informatica Corp.*	650	22,627
LogMeIn, Inc.*	2,138	47,955
Microsemi Corp.*	1,752	35,163
MKS Instruments, Inc.	1,219	31,072
Parametric Technology Corp.*	1,676	36,537
Plexus Corp.*	1,122	33,985
Responsys, Inc.*	1,234	12,624
Richardson Electronics Ltd.	9,992	118,605
Semtech Corp.*	2,048	51,507
TIBCO Software, Inc.*	3,577	108,133
TTM Technologies, Inc.*	3,970	37,437
		709,083
MATERIALS (11.0%)
Boise, Inc.	17,122	149,989
Buckeye Technologies, Inc.	1,804	57,836
Commercial Metals Co.	3,765	49,698
Copper Mountain Mining Corp.*	5,585	18,861
Crown Hldgs., Inc.*	3,720	136,710
Innophos Hldgs., Inc.	2,470	119,770
Kaiser Aluminum Corp.	2,273	132,720

McEwen Mining, Inc.*	6,443	29,573
Silgan Hldgs., Inc.	4,163	181,132
		876,289
TELECOMMUNICATION SERVICES (0.6%)
Consolidated Comms. Hldgs., Inc.	2,829	48,631

UTILITIES (6.3%)
Avista Corp.	3,682	94,775
Black Hills Corp.	1,774	63,101
Idacorp, Inc.	2,092	90,521
Northwest Natural Gas Co.	1,379	67,902
PNM Resources, Inc.	4,154	87,359
UNS Energy Corp.	2,447	102,431
		506,089
TOTAL COMMON STOCKS (Cost: $6,273,316) 95.1%		7,600,350

CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.4%)
Energy XXI (Bermuda) Ltd., 7.25%	89	30,607
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $8,820) 0.4%		30,607

TEMPORARY CASH INVESTMENTS (4) (Cost: $300,000) 3.7%		300,000

TOTAL INVESTMENTS (Cost: $6,582,136) 99.2%		7,930,957

OTHER NET ASSETS 0.8%		66,543

NET ASSETS 100.0%		$7,997,500

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.7%)
AFC Enterprises, Inc.*	4,626	113,800
American Axle & Mfg. Hldgs., Inc.*	6,596	74,337
ANN, Inc.*	1,814	68,442
Bally Technologies, Inc.*	934	46,130
Brunswick Corp.	2,075	46,957
Cinemark Hldgs., Inc.	1,716	38,490
Denny’s Corp.*	15,352	74,457
Express, Inc.*	3,195	47,350
Hibbett Sports, Inc.*	572	34,005
HSN, Inc.	1,727	84,709
Maidenform Brands, Inc.*	3,464	70,943
Monro Muffler Brake, Inc.	1,879	66,122
Pep Boys - Manny, Moe & Jack	4,530	46,115
Red Robin Gourmet Burgers, Inc.*	1,271	41,384
Shutterfly, Inc.*	1,805	56,172
Steiner Leisure Ltd.*	825	38,404
Steve Madden Ltd.*	1,248	54,563
WMS Industries, Inc.*	1,530	25,061
		1,027,441
CONSUMER STAPLES (3.9%)
Darling International, Inc.*	2,551	46,658
Hain Celestial Group, Inc.*	1,027	64,701
Post Hldgs., Inc.*	647	19,449
Susser Hldgs. Corp.*	1,736	62,791
TreeHouse Foods, Inc.*	603	31,658
Vector Group Ltd.	2,674	44,367
		269,624
ENERGY (5.6%)
Berry Petroleum Co. Cl A	1,343	54,566
Endeavour International Corp.*	3,991	38,593
Energy XXI (Bermuda) Ltd.	2,612	91,289
Lufkin Industries, Inc.	585	31,485
McMoRan Exploration Co.*	11,949	140,406
Saratoga Resources, Inc.*	6,525	35,757
		392,096
FINANCIALS (8.4%)
American Assets Trust, Inc.	1,413	37,854
Associated Estates Realty Corp.	2,276	34,504
Chesapeake Lodging Trust	1,842	36,601
Colonial Properties Trust	2,620	55,151
iShares Russell 2000 Growth Index Fund	1,000	95,610
Northwest Bancshares, Inc.	3,745	45,801
ProAssurance Corp.	489	44,225
PS Business Parks, Inc.	587	39,223
S.Y. Bancorp, Inc.	1,200	28,392
Sabra Health Care REIT, Inc.	970	19,410
Signature Bank*	888	59,567
Starwood Property Trust, Inc.	1,893	44,050
Stifel Financial Corp.*	1,473	49,493
		589,881
HEALTH CARE (21.5%)
Abiomed, Inc.*	1,519	31,884
Acorda Therapeutics, Inc.*	546	13,983
Alnylam Pharmaceuticals, Inc.*	2,273	42,710
BioScrip, Inc.*	5,196	47,336
BioSpecifics Technologies Corp.*	1,032	20,041
Bruker Corp.*	2,118	27,725
Cantel Medical Corp.	1,516	41,053

Cepheid, Inc.*	591	20,395
Computer Programs & Systems, Inc.	276	15,332
Conceptus, Inc.*	1,642	33,349
Cubist Pharmaceuticals, Inc.*	1,565	74,619
Cyberonics, Inc.*	1,492	78,211
DexCom, Inc.*	3,797	57,069
Emergent Biosolutions, Inc.*	1,953	27,752
Endologix, Inc.*	1,730	23,909
Halozyme Therapeutics, Inc.*	1,193	9,019
HeartWare International, Inc.*	389	36,757
HMS Hldgs. Corp.*	2,291	76,588
Impax Laboratories, Inc.*	2,133	55,373
Insulet Corp.*	1,732	37,377
IPC The Hospitalist Co.*	765	34,961
Ironwood Pharmaceuticals, Inc.*	1,378	17,611
MAP Pharmaceuticals, Inc.*	1,011	15,741
Medicines Co.*	1,524	39,334
MWI Veterinary Supply, Inc.*	324	34,564
Neogen Corp.*	1,173	50,087
NxStage Medical, Inc.*	2,557	33,778
Omeros Corp.*	1,542	14,495
OraSure Technologies, Inc.*	1,366	15,190
Orexigen Therapeutics, Inc.*	1,915	10,935
PAREXEL International Corp.*	1,925	59,213
Pharmacyclics, Inc.*	783	50,504
Progenics Pharmaceuticals, Inc*	1,765	5,066
QLT, Inc.*	4,513	35,156
Questcor Pharmaceuticals, Inc.*	2,604	48,174
Salix Pharmaceuticals Ltd.*	1,156	48,945
Seattle Genetics, Inc.*	1,766	47,594
Synageva BioPharma Corp.*	314	16,777
The Advisory Board Co.*	1,318	63,040
Vascular Solutions, Inc.*	2,355	34,878
VIVUS, Inc.*	975	17,375
WellCare Health Plans, Inc.*	713	40,320
		1,504,220
INDUSTRIALS (14.4%)
Astronics Corp.*	2,626	80,881
AZZ, Inc.	2,724	103,458
CIRCOR International, Inc.	830	31,333
EnPro Industries, Inc.*	1,240	44,652
Genesee & Wyoming, Inc. Cl A*	1,182	79,029
Healthcare Svcs. Group, Inc.	3,130	71,583
Hub Group, Inc. Cl A*	949	28,166
Old Dominion Freight Line, Inc.*	2,694	81,236
On Assignment, Inc.*	3,785	75,397
Raven Industries, Inc.	3,330	98,002
Rexnord Corp.*	1,825	33,252
Robbins & Myers, Inc.	1,329	79,208
Smith (A.O.) Corp.	1,261	72,558
Sun Hydraulics Corp.	2,190	58,188
Teledyne Technologies, Inc.*	1,133	71,821
		1,008,764
INFORMATION TECHNOLOGY (20.6%)
Adtran, Inc.	2,258	39,018
Brightcove, Inc.*	2,876	33,592
Cavium, Inc.*	1,753	58,427
Cirrus Logic, Inc.*	2,287	87,798
CommVault Systems, Inc.*	2,251	132,139
comScore, Inc.*	2,670	40,718
Finisar Corp.*	3,534	50,536

Heartland Payment Systems, Inc.	1,981	62,758
iGATE Corp.*	3,339	60,670
Imperva, Inc.*	1,706	63,105
Informatica Corp.*	1,898	66,069
Jive Software, Inc.*	2,636	41,412
Littelfuse, Inc.	376	21,259
LogMeIn, Inc.*	2,661	59,686
Mercury Computer Systems, Inc.*	2,735	29,046
Microsemi Corp.*	1,468	29,463
Nanometrics, Inc.*	3,822	52,782
Parametric Technology Corp.*	2,538	55,328
Plantronics, Inc.	1,074	37,944
Plexus Corp.*	1,390	42,103
QLIK Technologies, Inc.*	851	19,071
Responsys, Inc.*	5,204	53,237
Sourcefire, Inc.*	1,903	93,304
Stratasys, Inc.*	596	32,422
Super Micro Computer, Inc.*	2,667	32,084
Take-Two Interactive Software, Inc.*	1,738	18,127
Teradyne, Inc.*	1,608	22,866
TIBCO Software, Inc.*	2,128	64,329
Wright Express Corp.*	596	41,553
		1,440,846
MATERIALS (4.5%)
Allied Nevada Gold Corp.*	1,447	56,520
CVR Partners LP	1,950	51,207
Innophos Hldgs., Inc.	1,487	72,105
McEwen Mining, Inc.*	8,804	40,410
Silgan Hldgs., Inc.	1,089	47,382
TPC Group, Inc.*	1,190	48,564
		316,188
TELECOMMUNICATION SERVICES (0.5%)
Consolidated Comms. Hldgs., Inc.	2,210	37,990

UTILITIES (0.8%)
Northwest Natural Gas Co.	1,167	57,463

TOTAL COMMON STOCKS (Cost: $5,778,137) 94.9%		6,644,513

TEMPORARY CASH INVESTMENTS (4) (Cost: $300,000) 4.3%		300,000

TOTAL INVESTMENTS (Cost: $6,078,137) 99.2%		6,944,513

OTHER NET ASSETS 0.8%		55,005

NET ASSETS 100.0%		$6,999,518

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (25.2%)
U.S. Treasury Note	AA+	0.25	07/15/15	1,500,000	1,497,774
U.S. Treasury Note	AA+	0.88	07/31/19	500,000	495,235
U.S. Treasury Note	AA+	1.00	10/31/16	1,000,000	1,021,016
U.S. Treasury Note	AA+	2.38	10/31/14	1,500,000	1,565,742
U.S. Treasury Note	AA+	3.25	05/31/16	2,250,000	2,482,027
U.S. Treasury Note	AA+	3.25	07/31/16	1,000,000	1,107,109
U.S. Treasury Strip	AA+	0.00	02/15/17	2,500,000	2,438,128
U.S. Treasury Strip	AA+	0.00	02/15/18	1,500,000	1,438,292
U.S. Treasury Strip	AA+	0.00	08/15/18	3,500,000	3,324,393
U.S. Treasury Strip	AA+	0.00	08/15/21	3,500,000	3,050,851
U.S. Treasury Strip	AA+	0.00	11/15/24	500,000	384,273
U.S. Treasury Strip	AA+	0.00	08/15/29	5,000,000	3,195,560
					22,000,400
U.S. GOVERNMENT AGENCIES (29.0%)
MORTGAGE-BACKED OBLIGATIONS (29.0%)
FHARM	AA+	4.64	09/01/39	128,512	137,767
FHARM	AA+	5.22	04/01/37	58,913	63,446
FHARM	AA+	5.24	02/01/36	78,099	83,918
FHARM	AA+	5.39	04/01/37	73,831	79,347
FHARM	AA+	5.43	05/01/37	101,198	109,628
FHARM	AA+	5.77	03/01/37	44,574	48,505
FHLMC	AA+	2.50	09/01/27	500,000	526,340
FHLMC	AA+	3.00	06/01/27	246,472	260,639
FHLMC	AA+	4.00	02/01/25	154,745	164,692
FHLMC	AA+	4.00	03/01/41	485,425	522,661
FHLMC	AA+	4.00	07/01/41	369,587	397,706
FHLMC	AA+	4.00	06/01/42	453,861	493,711
FHLMC	AA+	4.00	06/01/42	496,263	534,021
FHLMC	AA+	4.50	03/01/34	238,008	256,587
FHLMC	AA+	4.50	08/01/34	146,689	158,139
FHLMC	AA+	4.50	08/15/35	154,758	170,181
FHLMC	AA+	5.00	02/01/26	60,573	66,073
FHLMC	AA+	5.50	03/01/21	76,978	84,169
FHLMC	AA+	5.50	07/01/32	115,319	126,284
FHLMC	AA+	5.50	05/01/33	106,554	117,186
FHLMC	AA+	5.50	08/15/33	58,013	59,743
FHLMC	AA+	5.50	06/01/37	227,683	248,763
FHLMC	AA+	6.00	07/15/29	77,484	86,406
FHLMC	AA+	6.00	03/15/32	81,434	91,415
FNMA	AA+	3.50	03/01/32	432,925	467,714
FNMA	AA+	3.50	10/01/41	339,527	372,521
FNMA	AA+	3.50	04/01/42	495,787	532,219
FNMA	AA+	3.50	04/01/42	495,431	543,680
FNMA	AA+	3.50	08/01/42	499,270	536,036
FNMA	AA+	4.00	05/01/19	107,226	115,091
FNMA	AA+	4.00	01/01/31	376,595	410,380
FNMA	AA+	4.00	06/01/39	254,808	274,801
FNMA	AA+	4.00	11/01/40	398,605	430,004
FNMA	AA+	4.00	05/01/41	341,571	376,622
FNMA	AA+	4.50	05/01/18	46,792	50,626
FNMA	AA+	4.50	05/01/19	52,865	57,214
FNMA	AA+	4.50	05/01/30	255,750	279,301
FNMA	AA+	4.50	04/01/31	277,684	303,081
FNMA	AA+	4.50	08/01/33	54,677	59,464
FNMA	AA+	4.50	08/01/33	124,908	135,845
FNMA	AA+	4.50	09/01/33	301,228	327,603
FNMA	AA+	4.50	05/01/34	50,269	54,553
FNMA	AA+	4.50	06/01/34	104,741	113,666

FNMA	AA+	4.50	08/01/35	250,386	271,408
FNMA	AA+	4.50	12/01/35	183,154	198,532
FNMA	AA+	4.50	05/01/39	217,301	235,274
FNMA	AA+	4.50	05/01/39	309,240	334,818
FNMA	AA+	4.50	05/01/40	291,531	320,004
FNMA	AA+	5.00	04/01/18	79,240	86,403
FNMA	AA+	5.00	09/01/18	49,882	54,391
FNMA	AA+	5.00	10/01/20	118,179	128,881
FNMA	AA+	5.00	06/01/33	226,311	248,714
FNMA	AA+	5.00	09/01/33	186,228	204,664
FNMA	AA+	5.00	10/01/33	201,582	221,538
FNMA	AA+	5.00	11/01/33	247,494	271,995
FNMA	AA+	5.00	03/01/34	49,860	54,796
FNMA	AA+	5.00	04/01/34	68,744	75,131
FNMA	AA+	5.00	04/01/34	43,470	47,508
FNMA	AA+	5.00	04/01/35	131,750	144,237
FNMA	AA+	5.00	06/01/35	78,424	85,857
FNMA	AA+	5.00	09/01/35	143,312	156,895
FNMA	AA+	5.00	11/25/35	250,000	276,198
FNMA	AA+	5.00	10/01/36	136,609	149,556
FNMA	AA+	5.00	05/01/39	298,686	329,225
FNMA	AA+	5.00	06/01/40	201,468	220,814
FNMA	AA+	5.50	04/01/17	3,319	3,610
FNMA	AA+	5.50	05/01/17	3,128	3,403
FNMA	AA+	5.50	06/01/17	4,535	4,933
FNMA	AA+	5.50	09/01/19	30,493	33,341
FNMA	AA+	5.50	08/01/25	97,626	107,791
FNMA	AA+	5.50	01/01/27	45,998	50,701
FNMA	AA+	5.50	09/01/33	62,105	68,920
FNMA	AA+	5.50	10/01/33	191,434	212,443
FNMA	AA+	5.50	03/01/34	58,946	65,415
FNMA	AA+	5.50	03/01/34	34,373	38,146
FNMA	AA+	5.50	07/01/34	61,642	68,061
FNMA	AA+	5.50	09/01/34	62,930	69,482
FNMA	AA+	5.50	09/01/34	290,362	320,594
FNMA	AA+	5.50	09/01/34	262,297	290,098
FNMA	AA+	5.50	10/01/34	47,948	52,940
FNMA	AA+	5.50	02/01/35	102,569	113,248
FNMA	AA+	5.50	02/01/35	83,326	91,897
FNMA	AA+	5.50	04/01/35	132,828	146,492
FNMA	AA+	5.50	08/01/35	156,700	172,820
FNMA	AA+	5.50	11/01/35	115,822	127,736
FNMA	AA+	5.50	06/01/37	176,004	193,009
FNMA	AA+	5.50	11/01/38	79,989	86,667
FNMA	AA+	5.50	06/01/48	89,692	97,686
FNMA	AA+	6.00	04/01/23	77,056	87,382
FNMA	AA+	6.00	01/01/25	168,703	189,622
FNMA	AA+	6.00	03/01/28	96,228	106,837
FNMA	AA+	6.00	03/01/32	10,273	11,601
FNMA	AA+	6.00	04/01/32	11,039	12,494
FNMA	AA+	6.00	04/01/32	7,136	8,076
FNMA	AA+	6.00	05/01/32	14,986	16,961
FNMA	AA+	6.00	05/01/33	213,254	241,362
FNMA	AA+	6.00	09/01/34	126,634	142,336
FNMA	AA+	6.00	10/01/34	160,699	180,625
FNMA	AA+	6.00	11/01/34	95,226	107,034
FNMA	AA+	6.00	12/01/36	110,462	122,260
FNMA	AA+	6.00	01/01/37	106,725	118,124
FNMA	AA+	6.00	05/01/37	45,125	49,381
FNMA	AA+	6.00	07/01/37	61,626	68,208
FNMA	AA+	6.00	08/01/37	107,004	118,433
FNMA	AA+	6.00	12/01/37	33,021	36,548

FNMA	AA+	6.00	10/25/44	121,364	135,924
FNMA	AA+	6.00	02/25/47	108,447	123,256
FNMA	AA+	6.00	12/25/49	138,294	158,427
FNMA	AA+	6.50	09/01/16	2,554	2,743
FNMA	AA+	6.50	03/01/17	6,278	6,830
FNMA	AA+	6.50	05/01/17	1,044	1,136
FNMA	AA+	6.50	06/01/17	22,894	24,906
FNMA	AA+	6.50	04/01/32	3,993	4,618
FNMA	AA+	6.50	05/01/32	15,280	17,671
FNMA	AA+	6.50	05/01/32	8,966	10,369
FNMA	AA+	6.50	07/01/32	10,044	11,616
FNMA	AA+	6.50	07/01/34	95,749	109,539
FNMA	AA+	6.50	09/01/34	56,702	64,868
FNMA	AA+	6.50	09/01/36	75,199	84,124
FNMA	AA+	6.50	05/01/37	91,937	104,762
FNMA	AA+	6.50	09/01/37	87,489	99,694
FNMA	AA+	6.50	05/01/38	77,386	88,233
FNMA	AA+	7.00	09/01/31	5,587	6,700
FNMA	AA+	7.00	04/01/32	21,027	25,187
FNMA	AA+	7.00	01/25/44	165,850	188,518
FNMA	AA+	7.50	06/01/31	3,579	4,242
FNMA	AA+	7.50	02/01/32	10,309	12,256
FNMA	AA+	7.50	04/01/32	5,277	6,282
FNMA	AA+	7.50	06/01/32	3,851	4,584
FNMA	AA+	8.00	03/01/31	1,880	2,255
FNMA	AA+	8.00	04/01/32	855	1,027
FNMA	AA+	8.00	04/01/32	8,269	9,959
GNMA (5)	AA+	3.50	09/20/33	382,303	399,405
GNMA (5)	AA+	3.50	01/20/37	366,620	378,623
GNMA (5)	AA+	4.00	08/15/41	395,334	436,870
GNMA (5)	AA+	4.00	11/15/41	146,340	161,716
GNMA (5)	AA+	4.00	01/15/42	494,117	545,414
GNMA (5)	AA+	4.00	03/20/42	322,175	354,982
GNMA (5)	AA+	4.50	04/20/31	428,542	477,117
GNMA (5)	AA+	4.50	10/15/40	365,917	404,543
GNMA (5)	AA+	5.00	10/15/24	384,087	420,292
GNMA (5)	AA+	5.00	04/15/39	303,475	335,780
GNMA (5)	AA+	5.00	06/20/39	235,210	274,384
GNMA (5)	AA+	5.00	11/15/39	257,952	285,411
GNMA (5)	AA+	5.00	06/20/40	387,308	430,767
GNMA (5)	AA+	5.50	01/15/36	198,000	220,493
GNMA (5)	AA+	6.50	04/15/31	1,171	1,394
GNMA (5)	AA+	6.50	10/15/31	8,738	10,403
GNMA (5)	AA+	6.50	12/15/31	2,770	3,298
GNMA (5)	AA+	6.50	05/15/32	3,219	3,842
GNMA (5)	AA+	7.00	05/15/31	6,699	8,013
GNMA (5)	AA+	7.00	09/15/31	1,986	2,376
GNMA (5)	AA+	7.00	09/15/31	680	814
GNMA (5)	AA+	7.00	05/15/32	1,161	1,386
GNMA (5)	AA+	7.00	10/20/38	13,484	15,501
Vendee Mortgage Trust (5)	AA+	5.25	01/15/32	277,290	322,863
					25,286,717
CORPORATE DEBT (44.7%)
CONSUMER DISCRETIONARY (7.1%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	350,000	404,858
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	272,836
Best Buy Co., Inc.	BB+	6.75	07/15/13	250,000	257,401
Ethan Allen Interiors, Inc.	BB-	5.38	10/01/15	250,000	254,257
Expedia, Inc.	BBB-	5.95	08/15/20	305,000	336,408
Home Depot, Inc.	A-	5.40	03/01/16	250,000	289,242
Hyatt Hotels Corp.	BBB	5.38	08/15/21	300,000	335,917
Johnson Controls, Inc.	BBB+	4.88	09/15/13	250,000	259,449

Kohl’s Corp.	BBB+	4.00	11/01/21	250,000	271,956
Leggett & Platt, Inc.	BBB+	4.70	04/01/13	250,000	254,438
Lowe’s Cos., Inc.	A-	3.12	04/15/22	350,000	362,967
Marriott International, Inc.	BBB	3.00	03/01/19	400,000	410,274
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	350,000	384,533
NVR, Inc.	BBB	3.95	09/15/22	400,000	410,159
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	350,000	362,700
Omnicom Group, Inc.	BBB+	4.45	08/15/20	350,000	389,544
Scholastic Corp.	BB-	5.00	04/15/13	250,000	251,875
Tupperware Brands Corp.	BBB-	4.75	06/01/21	350,000	373,342
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	282,642
					6,164,798
CONSUMER STAPLES (3.1%)
Avon Products, Inc.	BBB-	4.20	07/15/18	350,000	352,449
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	296,256
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	350,000	370,674
Hershey Co.	A	4.85	08/15/15	250,000	278,953
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	280,145
Kraft Foods, Inc.	BBB-	5.25	10/01/13	250,000	260,921
Kroger Co.	BBB	4.95	01/15/15	250,000	271,890
Safeway, Inc.	BBB	3.95	08/15/20	300,000	292,124
Sysco Corp.	A+	2.60	06/12/22	275,000	283,650
					2,687,062
ENERGY (3.8%)
Cameron International Corp.	BBB+	4.50	06/01/21	350,000	381,761
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	250,000	276,746
Enbridge, Inc.	A-	5.80	06/15/14	150,000	162,131
EQT Corp.	BBB	4.88	11/15/21	400,000	420,661
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	265,656
Marathon Petroleum Corp.	BBB	5.13	03/01/21	300,000	346,181
National Oilwell Varco, Inc.	A-	6.13	08/15/15	250,000	253,411
Noble Drilling Corp.	BBB+	7.50	03/15/19	250,000	305,878
Seacor Hldgs., Inc.	BB	7.38	10/01/19	250,000	272,428
Sunoco, Inc.	BB+	4.88	10/15/14	250,000	263,125
Sunoco, Inc.	BB+	5.75	01/15/17	100,000	110,625
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	250,000	274,047
					3,332,650
FINANCIALS (16.2%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	328,514
Alleghany Corp.	BBB	5.63	09/15/20	350,000	389,229
Ally Financial, Inc.	B+	0.00	12/01/12	500,000	496,600
Bank of America Corp.	A-	3.70	09/01/15	250,000	264,081
Barrick N.A. Finance LLC	BBB+	4.40	05/30/21	350,000	380,785
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	302,656
Block Financial LLC	BBB	5.13	10/30/14	250,000	263,478
Boston Properties LP	A-	3.85	02/01/23	300,000	315,968
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	250,000	263,986
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	340,583
CNA Financial Corp.	BBB-	6.50	08/15/16	250,000	288,005
Erac USA Finance Co.†	BBB+	6.38	10/15/17	200,000	238,924
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	100,000	102,119
First Horizon National Corp.	BB+	4.50	05/15/13	500,000	509,152
General Electric Capital Corp.	AA+	5.45	01/15/13	500,000	507,038
Genworth Financial, Inc.	BBB	7.20	02/15/21	250,000	255,625
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	300,000	316,424
Harley-Davidson Financial Svcs.†	BBB+	2.70	03/15/17	300,000	310,557
Hartford Financial Svcs.	BBB	5.50	10/15/16	250,000	277,467
Hartford Financial Svcs.	BBB	5.50	03/30/20	100,000	113,171
HCP, Inc.	BBB	5.65	12/15/13	250,000	263,859
Health Care REIT, Inc.	BBB-	3.63	03/15/16	100,000	105,553
Health Care REIT, Inc.	BBB-	6.13	04/15/20	250,000	290,662
Hospitality Properties Trust	BBB-	5.00	08/15/22	250,000	262,636

Lincoln National Corp.	A-	4.85	06/24/21	100,000	108,604
Markel Corp.	BBB	5.35	06/01/21	200,000	215,986
Markel Corp.	BBB	6.80	02/15/13	150,000	152,861
Marsh & McLennan Cos., Inc.	BBB-	4.80	07/15/21	350,000	393,277
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	265,054
Morgan Stanley	A-	4.00	07/24/15	250,000	260,047
National Retail Pptys., Inc.	BBB	3.80	10/15/22	250,000	254,963
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	270,116
Old Republic Int’l. Corp.	BBB+	3.75	03/15/18	150,000	149,250
Pacific LifeCorp.†	BBB+	6.00	02/10/20	315,000	350,382
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	400,000	400,259
ProLogis LP	BBB-	6.63	05/15/18	350,000	418,187
Protective Life Corp.	A-	7.38	10/15/19	310,000	369,250
Prudential Financial, Inc.	A	4.50	11/16/21	100,000	110,317
Prudential Financial, Inc.	A	4.75	09/17/15	250,000	275,326
Raymond James Financial, Inc.	BBB	4.25	04/15/16	350,000	371,095
Reckson Operating Partnership	BBB-	6.00	03/31/16	400,000	435,894
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	350,000	373,093
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	257,614
Simon Property Group LP	A-	2.80	01/30/17	350,000	368,461
SLM Corp.	BBB-	5.00	10/01/13	350,000	362,688
Travelers Cos., Inc.	A	3.90	11/01/20	100,000	113,015
Ventas Realty LP/Capital Corp.	BBB	4.75	06/01/21	300,000	329,709
Vornado Realty LP	BBB	4.25	04/01/15	300,000	317,036
					14,109,556
HEALTH CARE (3.8%)
Allergan, Inc.	A+	5.75	04/01/16	250,000	290,287
AmerisourceBergen Corp.	A-	4.88	11/15/19	200,000	233,098
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	214,186
Biogen Idec, Inc.	BBB+	6.88	03/01/18	250,000	307,560
CIGNA Corp.	BBB	2.75	11/15/16	250,000	263,638
Laboratory Corp. of America	BBB+	5.50	02/01/13	250,000	253,593
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	375,000	413,366
Medtronic, Inc.	A+	1.63	04/15/13	250,000	250,781
PerkinElmer, Inc.	BBB	5.00	11/15/21	250,000	278,234
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	279,668
WellPoint, Inc.	A-	4.35	08/15/20	250,000	274,276
Wyeth	AA	5.50	03/15/13	250,000	255,928
					3,314,615
INDUSTRIALS (2.8%)
Avery Dennison Corp.	BBB	4.88	01/15/13	250,000	253,116
Donnelley (R.R.) & Sons Co.	BB	4.95	04/01/14	250,000	258,125
L-3 Communications Corp.	BBB-	4.75	07/15/20	350,000	386,415
Pentair Ltd.	BBB	5.00	05/15/21	350,000	394,101
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	350,000	361,341
Southwest Airlines Co.	BBB-	5.25	10/01/14	250,000	268,404
Textron, Inc.	BBB-	4.63	09/21/16	250,000	271,004
URS Corp.†	BBB-	5.00	04/01/22	250,000	256,771
					2,449,277
INFORMATION TECHNOLOGY (1.7%)
Avnet, Inc.	BBB-	5.88	03/15/14	100,000	105,230
Avnet, Inc.	BBB-	5.88	06/15/20	250,000	279,608
Ingram Micro, Inc.	BBB-	5.25	09/01/17	275,000	301,578
Lexmark International, Inc.	BBB-	6.65	06/01/18	350,000	381,158
Tech Data Corp.	BBB-	3.75	09/21/17	400,000	407,224
					1,474,798
MATERIALS (3.2%)
Eastman Chemical Co.	BBB	4.50	01/15/21	250,000	279,511
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	400,000	400,404
Geon Co.	BB-	7.50	12/15/15	250,000	257,500
Kinross Gold Corp.	NR	3.63	09/01/16	300,000	302,863
Lubrizol Corp.	AA+	5.50	10/01/14	250,000	273,935

Newmont Mining Corp.	BBB+	3.50	03/15/22	400,000	405,768
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	258,048
Teck Resources Ltd.	BBB	4.75	01/15/22	350,000	374,740
Vulcan Materials Co.	BB	7.00	06/15/18	200,000	219,750
					2,772,519
TELECOMMUNICATION SERVICES (0.7%)
Alltel Corp.	A-	7.00	03/15/16	250,000	299,685
CenturyLink, Inc.	BB	5.00	02/15/15	250,000	266,600
					566,285
UTILITIES (2.3%)
AmerenEnergy Generating Co.	BB-	6.30	04/01/20	250,000	226,250
Constellation Energy	BBB-	5.15	12/01/20	250,000	293,844
Entergy Corp.	BBB-	5.13	09/15/20	250,000	270,100
National Fuel Gas Co.	BBB	4.90	12/01/21	350,000	380,608
PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	272,783
Progress Energy, Inc.	A	5.25	12/15/15	250,000	284,582
SCANA Corp.	BBB	4.13	02/01/22	300,000	307,893
					2,036,060
TOTAL LONG-TERM DEBT SECURITIES (Cost: $79,867,132) 98.9%					86,194,737

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.2%)
Washington Gas Light Co.	A-1	0.12	10/01/12	1,000,000	999,993
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $999,993) 1.2%					999,993

TEMPORARY CASH INVESTMENTS (2) (Cost: $85,500) 0.1%					85,500

TOTAL INVESTMENTS (Cost: $80,952,625) 100.2%					87,280,230

OTHER NET ASSETS -0.2%					(157,115)

NET ASSETS 100.0%					$87,123,115

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2012  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (21.5%)
U.S. Treasury Bill	A-1+	0.10	11/15/12	3,000,000	2,999,907
U.S. Treasury Bill	A-1+	0.10	11/23/12	1,500,000	1,499,973
U.S. Treasury Bill	A-1+	0.10	12/20/12	3,500,000	3,499,355
					7,999,235
U.S. GOVERNMENT AGENCIES (24.7%)
FHLB	A-1+	0.12	10/22/12	560,000	559,956
FHLB	A-1+	0.12	12/21/12	600,000	599,898
FHLB	A-1+	0.13	12/21/12	1,500,000	1,499,744
FHLMC	A-1+	0.13	10/23/12	1,000,000	999,943
FNMA	A-1+	0.12	10/24/12	1,000,000	999,942
FNMA	A-1+	0.13	10/31/12	471,000	470,946
FNMA	A-1+	0.13	12/19/12	4,057,000	4,056,014
					9,186,443
COMMERCIAL PAPER (51.5%)
Archer-Daniels-Midland Co.†	A-1	0.15	10/16/12	400,000	399,972
Baker Hughes, Inc.†	A-1	0.18	10/16/12	1,400,000	1,399,881
Coca-Cola Co.†	A-1	0.16	10/15/12	550,000	549,961
Coca-Cola Co.†	A-1	0.17	10/16/12	300,000	299,960
Coca-Cola Co.†	A-1	0.17	11/14/12	500,000	499,878
ConocoPhillips†	A-1	0.12	10/01/12	1,300,000	1,299,991
Danaher Corp.†	A-1	0.15	10/31/12	1,400,000	1,399,813
Dell, Inc.†	A-1	0.17	10/15/12	1,400,000	1,399,865
Disney (Walt) Co.†	A-1	0.12	11/16/12	1,350,000	1,349,784
Du Pont (EI) de Nemours & Co.†	A-1	0.14	11/05/12	450,000	449,935
Honeywell International, Inc.†	A-1	0.14	12/27/12	1,400,000	1,398,845
Illinois Tool Works, Inc.†	A-1	0.12	10/10/12	1,100,000	1,099,960
Medtronic, Inc.†	A-1+	0.14	11/01/12	300,000	299,972
New Jersey Natural Gas	A-1	0.13	10/03/12	600,000	599,991
New Jersey Natural Gas	A-1	0.13	10/11/12	800,000	799,965
Private Export Funding Corp.†	A-1	0.16	10/29/12	1,400,000	1,399,701
Toyota Motor Credit Corp.	A-1+	0.18	10/29/12	1,350,000	1,349,797
United Technologies Corp.†	A-1	0.14	10/24/12	1,300,000	1,299,874
Wal-Mart Stores, Inc.†	A-1+	0.12	10/10/12	465,000	464,983
Washington Gas Light Co.	A-1	0.16	10/11/12	1,400,000	1,399,925
					19,162,053
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $36,347,364) 97.7%					36,347,731

TEMPORARY CASH INVESTMENTS (2) (Cost: $924,100) 2.5%					924,100

TOTAL INVESTMENTS (Cost: $37,271,464) 100.2%					37,271,831

OTHER NET ASSETS —0.2%					(74,864)

NET ASSETS 100.0%					$37,196,967

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2012 (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation.

†     Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2012, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

BOND FUND	$1,659,012	1.9%
MONEY MARKET FUND	$15,012,375	40.4%

(1)                    This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Funds as of September 30, 2012, were as follows:

							Face Value
							of Futures
							as a
					Underlying		Percentage
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	of Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

ALL AMERICA FUND	6	E-mini S&P 500 Stock Index	P	December 2012	$430,260	$(5,918)	2.1%
EQUITY INDEX FUND	20	E-mini S&P 500 Stock Index	P	December 2012	$1,434,200	$(20,150)	2.3%
MID-CAP EQUITY INDEX FUND	9	E-mini S&P MidCap 400 Stock Index	P	December 2012	$887,850	$(23,985)	2.3%

(a)         Includes the cumulative appreciation(depreciation) of futures contracts.

(2)         The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2012 was 0.15%.

(3)         Percentage is less than 0.05%.

(4)         The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2012 was 0.10%.

(5)         U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•     Level 1 — quoted prices in active markets for identical securities.

•     Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•     Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2012, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of September 30, 2012. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of September 30, 2012, by fair value input hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$12,035,449	—	—	$12,035,449
Common Stock - Active	$7,489,438	—	—	$7,489,438
Convertible Preferred Stock	$34,390	—	—	$34,390
Short-Term Debt Securities	—	$29,999	—	$29,999
Temporary Cash Investments	—	$590,800	—	$590,800
	$19,559,277	$620,799	—	$20,180,076

Equity Index Fund
Common Stock	$62,004,578	—	—	$62,004,578
Short-Term Debt Securities	—	$799,825	—	$799,825
Temporary Cash Investments	—	$642,000	—	$642,000
	$62,004,578	$1,441,825	—	$63,446,403

Mid-Cap Equity Index Fund
Common Stock	$37,240,552	—	—	$37,240,552
Short-Term Debt Securities	—	$199,996	—	$199,996
Temporary Cash Investments	—	$789,300	—	$789,300
	$37,240,552	$989,296	—	$38,229,848
Small Cap Value Fund
Common Stock	$7,600,350	—	—	$7,600,350
Convertible Preferred Stock	$30,607	—	—	$30,607
Temporary Cash Investments	—	$300,000	—	$300,000
	$7,630,957	$300,000	—	$7,930,957
Small Cap Growth Fund
Common Stock	$6,644,513	—	—	$6,644,513
Temporary Cash Investments	—	$300,000	—	$300,000
	$6,644,513	$300,000	—	$6,944,513

Bond Fund
U.S. Government Debt	—	$22,000,400	—	$22,000,400
U.S. Agency Residential Mortgage-Backed Obligations	—	$25,286,717	—	$25,286,717
Corporate Debt	—	$38,907,620	—	$38,907,620
Short-Term Debt Securities	—	$999,993	—	$999,993
Temporary Cash Investments	—	$85,500	—	$85,500
	—	$87,280,230	—	$87,280,230

Money Market Fund
U.S. Government Debt	—	$7,999,235	—	$7,999,235
U.S. Government Agency Short-Term Debt	—	$9,186,443	—	$9,186,443
Commercial Paper	—	$19,162,053	—	$19,162,053
Temporary Cash Investments	—	$924,100	—	$924,100
	—	$37,271,831	—	$37,271,831
Other Financial Instruments:*
All America Fund	$(5,918)	—	—	$(5,918)
Equity Index Fund	$(20,150)	—	—	$(20,150)
Mid-Cap Equity Index Fund	$(23,985)	—	—	$(23,985)

*                 Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value Measurement Using Signficant Unobservable Inputs (Level 3)

for the Nine Months Ended September 30, 2012

						Net Change in
		Change in				Unrealized Gains/(Losses)
	Balance	Unrealized	Transfers	Transfers	Balance	of Level 3 Assets Held as of
	December 31,	Gains	Into	Out of	September 30,	September 30, 2012 Included
	2011	(Losses)	Level 3 (a)	Level 3 (b)	2012	in Statement of Operations
All America Fund - Active Common Stock	—	—	$125,616	$(125,616)	—	—
Small Cap Value Fund - Common Stock	—	—	$97,824	$(97,824)	—	—

(a)         Reflects transfers into Level 3 from Level 2 as a result of a security being carried at a calculated fair value due to the absence of recent trading activity in the security, as described in Security Valuation below.

(b)         Reflects transfers into Level 2 as a result of a security no longer being carried at a calculated fair value due to a recent trade, as further described in Security Valuation below.  Also reflects the transfer of common stock of NBH Holdings Co. from Level 3 to Level 1 as a result of the security commencing trading on a public exchange.  The market value of this security as of December 31, 2011 was $41,872 in the All America Fund and $32,608 in the Small Cap Value Fund, respectively.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurements (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No. 2011-04”). ASU No. 2011-04 requires additional disclosures regarding fair value measurements in financial statements of interim and annual periods beginning after December 15, 2011. The discussion under Security Valuation, below, reflects these additional disclosures.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.  Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2012 for each of the Funds were as follows.

			Mid-Cap
	All America	Equity Index	Equity Index	Small Cap
	Fund	Fund	Fund	Value Fund
Unrealized Appreciation	$3,737,338	$16,414,115	$7,338,300	$1,500,430
Unrealized Depreciation	(1,581,117)	(4,997,469)	(3,546,362)	(160,751)
Net	$2,156,221	$11,416,646	$3,791,938	$1,339,679
Tax Cost of Investments	$18,023,855	$52,029,757	$34,437,910	$6,591,278

	Small Cap	Bond	Money Market
	Growth Fund	Fund	Fund
Unrealized Appreciation	$1,173,403	$6,364,201	$1,208
Unrealized Depreciation	(322,798)	(36,596)	(841)
Net	$850,605	$6,327,605	$367
Tax Cost of Investments	$6,093,908	$80,952,625	$37,271,464

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)         The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Attached hereto.

Exhibit 99                                      Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: November 26, 2012

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date: November 26, 2012